Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.1%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 11.682%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$2,877	$ 2,699,998
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.25%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	1,000	871,693
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 12.17%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	428,775
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.517%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,638,172
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.11%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,724,634
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.96%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,622,940
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.96%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,705,655
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	3,000	2,736,966
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	4,500	4,195,890
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.979%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,902,774
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 12.09%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	903,224
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 12.51%, (3 mo. USD LIBOR + 7.25%), 7/15/36(1)(2)	2,000	1,782,474
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.38%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	2,500	2,299,512
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.686%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,742,726
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.599%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	918,537
BlueMountain CLO, Ltd.:
Series 2016-3A, Class ER, 11.271%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,652,270
Series 2018-1A, Class E, 11.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	782,636
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 11.26%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	2,768,681
Series 2019-2A, Class ER, 12.01%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	905,810
Security	Principal Amount (000's omitted)	Value
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	$1,750	$ 1,485,897
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.751%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,618,638
Series 2014-4RA, Class D, 10.91%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,028,963
Series 2015-5A, Class DR, 11.95%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	811,416
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 11.75%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,500	1,357,034
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 10.56%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,572,080
Series 2016-42A, Class ER, 10.81%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	810,510
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 11.399%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	936,584
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.136%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,920,472
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 12.273%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,433,019
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.905%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	3,275	2,908,714
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.50%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	966,382
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	870,234
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 11.00%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,946,921
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.149%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,833,570
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 11.761%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,824,864
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.036%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	2,843,643
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 11.41%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	3,500	3,354,463
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.32%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,321,551
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.45%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,780,170

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 11.75%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	$1,000	$ 922,566
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.568%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	1,840,762
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,418	3,079,963
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.11%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,791,410
Series 2018-2A, Class D, 10.86%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	926,735
Series 2019-1A, Class DR, 11.821%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	2,000	1,835,628
Series 2021-3A, Class E, 11.41%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,500	2,452,862
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.973%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,168,819
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.26%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	403,980
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 11.61%, (3 mo. USD LIBOR + 6.35%), 10/15/32(1)(2)	2,000	1,899,274
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.21%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,677,058
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.205%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	869,522
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.26%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,730,306
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.56%, (3 mo. SOFR + 6.51%), 7/20/31(1)(2)	1,000	685,862
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.02%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	480,392
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 11.51%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,215,734
Series 2016-3A, Class DR, 11.342%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	948,576
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.50%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	2,000	1,683,802
Total Asset-Backed Securities (identified cost $108,820,677)		$ 97,521,743

Closed-End Funds — 1.6%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 19,522,125
Total Closed-End Funds (identified cost $26,062,179)		$ 19,522,125

Collateralized Mortgage Obligations — 10.5%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$2,877	$ 2,533,927
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	3	3,191
Series 1620, Class Z, 6.00%, 11/15/23	3	2,940
Series 1677, Class Z, 7.50%, 7/15/23	0(4)	198
Series 1702, Class PZ, 6.50%, 3/15/24	103	102,769
Series 2113, Class QG, 6.00%, 1/15/29	148	147,501
Series 2122, Class K, 6.00%, 2/15/29	29	29,124
Series 2130, Class K, 6.00%, 3/15/29	20	19,905
Series 2167, Class BZ, 7.00%, 6/15/29	23	23,215
Series 2182, Class ZB, 8.00%, 9/15/29	224	228,327
Series 2198, Class ZA, 8.50%, 11/15/29	212	216,087
Series 2458, Class ZB, 7.00%, 6/15/32	340	348,469
Series 3762, Class SH, 0.304%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(5)	381	305,442
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,051,628
Series 4273, Class SP, 0.35%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	503	416,360
Series 4678, Class PC, 3.00%, 1/15/46	2,517	2,376,099
Series 5028, Class TZ, 2.00%, 10/25/50	2,631	1,476,015
Series 5035, Class AZ, 2.00%, 11/25/50	8,064	4,140,788
Series 5083, Class SK, 0.00%, (3.87% - 30-day average SOFR x 1.33), 3/25/51(5)	2,047	1,351,469
Series 5327, Class B, 6.00%, 6/25/53	5,000	5,068,890
Interest Only:(6)
Series 284, Class S6, 0.907%, (6.10% - 1 mo. USD LIBOR), 10/15/42(5)	1,060	106,563
Series 362, Class C7, 3.50%, 9/15/47	4,453	788,645
Series 362, Class C11, 4.00%, 12/15/47	4,182	833,098
Series 4067, Class JI, 3.50%, 6/15/27	601	25,203
Series 4070, Class S, 0.907%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	2,416	148,816
Series 4088, Class EI, 3.50%, 9/15/41	94	523
Series 4094, Class CS, 0.807%, (6.00% - 1 mo. USD LIBOR), 8/15/42(5)	618	60,063
Series 4095, Class HS, 0.907%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	522	19,374
Series 4109, Class ES, 0.957%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	81	8,575
Series 4110, Class SA, 0.457%, (5.65% - 1 mo. USD LIBOR), 9/15/42(5)	2,042	139,822
Series 4149, Class S, 1.057%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,317	85,918
Series 4188, Class AI, 3.50%, 4/15/28	494	18,588
Series 4203, Class QS, 1.057%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	2,356	139,382
Series 4408, Class IP, 3.50%, 4/15/44	1,476	190,706
Series 4435, Class BI, 3.50%, 7/15/44	3,020	459,510
Series 4629, Class QI, 3.50%, 11/15/46	1,225	242,322
Series 4644, Class TI, 3.50%, 1/15/45	1,332	189,502
Series 4667, Class PI, 3.50%, 5/15/42	37	38
Series 4744, Class IO, 4.00%, 11/15/47	2,135	406,917
Series 4749, Class IL, 4.00%, 12/15/47	949	181,662

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4793, Class SD, 1.007%, (6.20% - 1 mo. USD LIBOR), 6/15/48(5)	$4,518	$ 475,918
Series 4966, Class SY, 0.90%, (6.05% - 1 mo. USD LIBOR), 4/25/50(5)	11,753	1,355,759
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,870	1,488,006
Series 259, Class PO, 0.00%, 4/15/39	1,158	914,152
Series 3606, Class PO, 0.00%, 12/15/39	1,254	962,453
Series 4417, Class KO, 0.00%, 12/15/43	184	119,103
Series 4478, Class PO, 0.00%, 5/15/45	604	444,918
Federal National Mortgage Association:
Series G93-35, Class ZQ, 6.50%, 11/25/23	39	38,779
Series G93-40, Class H, 6.40%, 12/25/23	11	10,585
Series 1993-156, Class ZB, 7.00%, 9/25/23	1	584
Series 1994-45, Class Z, 6.50%, 2/25/24	8	8,357
Series 1994-89, Class ZQ, 8.00%, 7/25/24	47	47,309
Series 1996-57, Class Z, 7.00%, 12/25/26	94	93,390
Series 1997-77, Class Z, 7.00%, 11/18/27	56	57,379
Series 1998-44, Class ZA, 6.50%, 7/20/28	70	70,376
Series 1999-45, Class ZG, 6.50%, 9/25/29	20	20,236
Series 2000-22, Class PN, 6.00%, 7/25/30	278	275,513
Series 2002-1, Class G, 7.00%, 7/25/23	0(4)	45
Series 2002-21, Class PE, 6.50%, 4/25/32	194	199,802
Series 2005-75, Class CS, 3.598%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(5)	563	623,866
Series 2007-74, Class AC, 5.00%, 8/25/37	2,197	2,190,613
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	221	211,493
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,333	1,087,994
Series 2013-6, Class TA, 1.50%, 1/25/43	1,303	1,176,101
Series 2013-67, Class NF, 5.00%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	947	896,161
Series 2014-64, Class PA, 3.00%, 3/25/44	46	45,685
Series 2017-15, Class LE, 3.00%, 6/25/46	468	449,770
Series 2017-48, Class LG, 2.75%, 5/25/47	1,382	1,201,119
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	1,448	45,717
Series 2011-101, Class IE, 3.50%, 10/25/26	462	14,345
Series 2012-33, Class CI, 3.50%, 3/25/27	748	17,449
Series 2012-118, Class IN, 3.50%, 11/25/42	2,961	582,375
Series 2012-124, Class IO, 0.686%, 11/25/42(8)	1,315	56,795
Series 2012-125, Class IG, 3.50%, 11/25/42	9,410	1,996,604
Series 2012-150, Class SK, 1.00%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	1,749	176,825
Series 2013-12, Class SP, 0.50%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	331	4,412
Series 2013-15, Class DS, 1.05%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	3,989	214,327
Series 2013-16, Class SY, 1.00%, (6.15% - 1 mo. USD LIBOR), 3/25/43(5)	920	129,453
Series 2013-54, Class HS, 1.15%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	58	133
Series 2013-64, Class PS, 1.10%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	1,292	81,006
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-75, Class SC, 1.10%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	$1,712	$ 33,720
Series 2014-32, Class EI, 4.00%, 6/25/44	350	60,430
Series 2014-55, Class IN, 3.50%, 7/25/44	774	157,644
Series 2014-89, Class IO, 3.50%, 1/25/45	1,004	217,434
Series 2015-52, Class MI, 3.50%, 7/25/45	873	176,714
Series 2018-21, Class IO, 3.00%, 4/25/48	3,963	699,824
Series 2019-1, Class AS, 0.85%, (6.00% - 1 mo. USD LIBOR), 2/25/49(5)	6,318	401,705
Series 2019-33, Class SK, 0.90%, (6.05% - 1 mo. USD LIBOR), 7/25/49(5)	4,227	361,813
Series 2020-23, Class SP, 0.90%, (6.05% - 1 mo. USD LIBOR), 2/25/50(5)	3,663	422,333
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	1,153	901,825
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,941	1,569,214
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 10.40%,(1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	2,596	2,749,272
Government National Mortgage Association:
Series 2017-121, Class DF, 5.00%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	3,252	3,140,760
Series 2017-137, Class AF, 5.00%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	1,707	1,648,354
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,153	5,053,689
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,503	955,539
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,152	5,732,320
Series 2022-189, Class US, 4.157%, (22.73% - 30-day average SOFR x 3.67), 11/20/52(5)	4,674	4,713,359
Series 2023-56, Class ZE, 6.00%, 4/20/53	10,100	10,236,393
Series 2023-63, Class S, 3.974%, (22.55% - 30-day average SOFR x 3.67), 5/20/53(5)	4,990	4,839,194
Series 2023-65, Class SD, 3.974%, (22.55% - 30-day average SOFR x 3.67), 5/20/53(5)	5,994	6,111,415
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,416,882
Series 2023-97, Class CB, 6.00%, 5/20/53	10,000	10,144,760
Series 2023-102, Class SG, 3.73%, (22.55% - 30-day average SOFR x 3.73), 7/20/53(5)	8,400	8,326,374
Interest Only:(6)
Series 2017-104, Class SD, 1.043%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	2,521	256,771
Series 2020-151, Class AI, 2.00%, 10/20/50	11,893	1,462,654
Series 2020-154, Class PI, 2.50%, 10/20/50	10,743	1,421,041
Series 2020-176, Class HI, 2.50%, 11/20/50	12,591	1,673,592
Series 2021-131, Class QI, 3.00%, 7/20/51	10,416	1,228,904
Series 2021-193, Class IU, 3.00%, 11/20/49	21,945	2,814,382
Series 2021-209, Class IW, 3.00%, 11/20/51	14,388	1,769,709
Total Collateralized Mortgage Obligations (identified cost $171,023,481)		$ 126,370,498

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 6.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(8)	$910	$ 491,966
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(8)	3,505	1,686,020
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.709%, 2/15/50(1)(8)	2,200	1,472,993
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	2,000	1,903,420
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.911%, 1/10/48(8)	1,300	1,100,259
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(8)	3,500	2,567,512
Series 2016-C7, Class D, 4.53%, 12/10/54(1)(8)	1,675	1,143,755
CGMS Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	859,744
COMM Mortgage Trust:
Series 2013-CR9, Class D, 4.59%, 7/10/45(1)(8)	5,000	4,884,085
Series 2013-CR11, Class D, 5.297%, 8/10/50(1)(8)	7,400	7,240,624
Series 2014-CR21, Class C, 4.568%, 12/10/47(8)	2,000	1,828,514
Series 2015-CR22, Class D, 4.204%, 3/10/48(1)(8)	4,100	3,265,778
CSMC Trust:
Series 2016-NXSR, Class C, 4.575%, 12/15/49(8)	2,770	1,926,484
Series 2016-NXSR, Class D, 4.575%, 12/15/49(1)(8)	3,000	1,839,961
Series 2020-TMIC, Class A, 8.693%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(2)	2,100	2,096,363
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(2)	1,525	1,475,456
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.698%, 9/15/47(1)(8)	5,276	3,858,938
Series 2014-C23, Class D, 4.129%, 9/15/47(1)(8)	3,488	2,916,415
Series 2014-C25, Class D, 4.082%, 11/15/47(1)(8)	4,400	1,833,691
Series 2015-C29, Class D, 3.827%, 5/15/48(8)	2,000	1,287,336
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.23%, 1/15/46(1)(8)	3,000	2,577,882
Series 2013-C16, Class D, 5.182%, 12/15/46(1)(8)	3,500	3,266,917
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	423,192
Series 2021-MHC, Class C, 6.562%, (1 mo. SOFR + 1.41%), 4/15/38(1)(2)	1,900	1,851,691
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.439%, 6/15/47(8)(9)	363	325,067
Series 2015-C23, Class D, 4.277%, 7/15/50(1)(8)(9)	2,670	2,207,271
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	3,577	2,508,116
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)(9)	1,600	1,035,134
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	4,489	2,320,391
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(2)(9)	1,845	1,757,853
Security	Principal Amount (000's omitted)	Value
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.391%, 4/10/46(1)(8)	$4,437	$ 4,058,746
VMC Finance, LLC, Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	6,000	5,629,721
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.435%, 7/15/46(1)(8)	3,000	600,018
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,862,187
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,306,211
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	844,508
Total Commercial Mortgage-Backed Securities (identified cost $93,285,175)		$ 78,254,219

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(11)(12)(13)	30	$ 132,970
		$ 132,970
Containers and Glass Products — 0.1%
LG Parent Holding Co.(12)(13)	166,175	$ 1,196,460
		$ 1,196,460
Electronics/Electrical — 0.0%(10)
Riverbed Technology, Inc.(11)(12)(13)	21,990	$ 0
Skillsoft Corp.(12)(13)	143,062	177,397
		$ 177,397
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(11)(12)(13)	42,374	$ 0
		$ 0
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(12)(13)	246,099	$ 3,876,059
		$ 3,876,059
Investment Companies — 0.0%(10)
Aegletes B.V.(13)	11,215	$ 30,468
Jubilee Topco, Ltd., Class A(11)(12)	807,124	0
		$ 30,468
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(12)(13)	3,818	$ 334,075
		$ 334,075
Oil and Gas — 0.0%(10)
AFG Holdings, Inc.(11)(12)(13)	29,751	$ 84,195

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil and Gas (continued)
McDermott International, Ltd.(12)(13)	93,940	$ 30,531
		$ 114,726
Pharmaceuticals — 0.0%(10)
Covis Midco 1 S.a.r.l., Class A(12)(13)	560	$ 285
Covis Midco 1 S.a.r.l., Class B(12)(13)	560	285
Covis Midco 1 S.a.r.l., Class C(12)(13)	560	286
Covis Midco 1 S.a.r.l., Class D(12)(13)	560	286
Covis Midco 1 S.a.r.l., Class E(12)(13)	560	286
		$ 1,428
Retailers (Except Food and Drug) — 0.0%(10)
David’s Bridal, LLC(11)(12)(13)	40,851	$ 0
Phillips Feed Service, Inc.(11)(12)(13)	582	38,173
		$ 38,173
Telecommunications — 0.0%
Global Eagle Entertainment(11)(12)(13)	37,259	$ 0
		$ 0
Utilities — 0.0%(10)
Longview Intermediate Holdings, LLC, Class A(12)(13)	10,730	$ 86,591
		$ 86,591
Total Common Stocks (identified cost $10,058,604)		$ 5,988,347

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(1)	$2,187	$ 1,749,691
Total Convertible Bonds (identified cost $1,786,337)		$ 1,749,691

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Electronics/Electrical — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(11)(13)	7,179	$ 0
Total Convertible Preferred Stocks (identified cost $215,385)		$ 0

Corporate Bonds — 53.9%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.5%
Bombardier, Inc.:
7.125%, 6/15/26(1)		736	$ 731,829
7.875%, 4/15/27(1)		1,795	1,792,901
Moog, Inc., 4.25%, 12/15/27(1)		955	884,601
Rolls-Royce PLC:
5.75%, 10/15/27(1)		2,954	2,891,521
5.75%, 10/15/27(14)	GBP	100	118,072
Spirit AeroSystems, Inc.:
4.60%, 6/15/28		567	476,241
9.375%, 11/30/29(1)		989	1,060,035
TransDigm UK Holdings PLC, 6.875%, 5/15/26		725	719,145
TransDigm, Inc.:
5.50%, 11/15/27		2,552	2,410,006
6.25%, 3/15/26(1)		2,408	2,398,399
6.75%, 8/15/28(1)		1,812	1,821,132
7.50%, 3/15/27		2,862	2,869,570
			$ 18,173,452
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		892	$ 872,081
Imperial Brands Finance PLC:
3.125%, 7/26/24(1)		300	289,954
6.125%, 7/27/27(1)		475	476,202
Philip Morris International, Inc., 5.125%, 11/17/27		750	752,835
			$ 2,391,072
Air Transport — 0.9%
Air France-KLM:
7.25%, 5/31/26(14)	EUR	100	$ 112,394
8.125%, 5/31/28(14)	EUR	100	113,221
American Airlines, Inc., 7.25%, 2/15/28(1)		478	475,648
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		2,423	2,402,622
5.75%, 4/20/29(1)		1,952	1,897,107
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	987,038
Deutsche Lufthansa AG:
2.875%, 5/16/27(14)	EUR	100	100,665
3.00%, 5/29/26(14)	EUR	100	103,942
3.50%, 7/14/29(14)	EUR	200	198,155
4.382% to 2/12/26, 8/12/75(14)(15)	EUR	200	205,283
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	300	347,468
Heathrow Finance PLC, 4.75% to 12/1/23, 3/1/24(3)(14)	GBP	225	279,943
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		1,934	1,940,971
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	794,090

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
United Airlines, Inc.: (continued)
4.625%, 4/15/29(1)		1,276	$ 1,163,798
			$ 11,122,345
Airlines — 0.2%
Air Canada:
3.875%, 8/15/26(1)		2,289	$ 2,123,626
4.625%, 8/15/29(1)	CAD	717	488,107
			$ 2,611,733
Auto Components — 0.4%
Daimler Truck Finance North America, LLC, 2.00%, 12/14/26(1)		550	$ 491,334
General Motors Financial Co., Inc.:
1.50%, 6/10/26		1,125	994,648
5.80%, 6/23/28		475	473,426
Hyundai Capital America, 1.30%, 1/8/26(1)		850	760,931
Mercedes-Benz Finance North America, LLC, 3.30%, 5/19/25(1)		1,000	962,316
Volkswagen Group of America Finance, LLC:
0.875%, 11/22/23(1)		975	957,226
1.25%, 11/24/25(1)		525	473,403
			$ 5,113,284
Automotive — 1.6%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 455,032
4.75%, 3/1/30		1,134	1,008,931
5.00%, 2/15/32(1)		217	189,170
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(14)	EUR	400	417,324
6.25%, 5/15/26(1)		1,504	1,496,037
6.75%, 5/15/25(1)		432	432,755
8.50%, 5/15/27(1)		3,484	3,496,232
Dana Financing Luxembourg S.a.r.l., 8.50%, 7/15/31(14)	EUR	200	225,769
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		119	97,226
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,224,982
4.75%, 1/15/43		1,274	980,807
7.45%, 7/16/31		457	487,444
9.625%, 4/22/30		201	234,003
Forvia:
2.375%, 6/15/29(14)	EUR	200	179,148
2.75%, 2/15/27(14)	EUR	360	356,757
3.75%, 6/15/28(14)	EUR	100	99,097
Goodyear Europe B.V., 2.75%, 8/15/28(14)	EUR	100	92,211
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(16)		200	185,725
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(14)	EUR	100	107,327
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	$ 566,351
4.375%, 1/15/31(1)		1,171	1,011,858
4.625%, 12/15/27(1)		514	480,626
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,453	1,193,073
Renault S.A.:
1.25%, 6/24/25(14)	EUR	100	102,315
2.375%, 5/25/26(14)	EUR	100	101,173
2.50%, 6/2/27(14)	EUR	200	197,788
2.50%, 4/1/28(14)	EUR	300	290,933
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,087,604
4.875%, 11/15/31(1)		1,081	888,199
TI Automotive Finance PLC, 3.75%, 4/15/29(14)	EUR	212	185,265
Volkswagen International Finance N.V., 3.875% to 6/17/29(14)(15)(17)	EUR	200	183,275
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	394,958
ZF Finance GmbH:
2.00%, 5/6/27(14)	EUR	100	95,217
5.75%, 8/3/26(14)	EUR	100	109,684
			$ 19,654,296
Banks — 1.2%
Australia & New Zealand Banking Group, Ltd., 4.829%, 2/3/25(1)		900	$ 890,559
Bank of Montreal, 5.203%, 2/1/28		925	925,155
Bank of New York Mellon Corp. (The), 4.947% to 4/26/26, 4/26/27(15)		600	592,900
Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/24(1)		1,025	973,518
Canadian Imperial Bank of Commerce:
3.30%, 4/7/25		500	480,259
5.144%, 4/28/25		650	644,829
Citizens Bank NA, 6.064% to 10/24/24, 10/24/25(15)		700	663,701
Deutsche Bank AG, 0.962%, 11/8/23		975	955,533
Discover Bank, 2.45%, 9/12/24		1,000	947,453
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)		925	934,026
KeyBank N.A., 4.15%, 8/8/25		500	462,271
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(15)		1,000	979,205
National Securities Clearing Corp., 5.00%, 5/30/28(1)		675	671,640
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(15)		1,900	1,905,412
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(15)		450	458,271
U.S. Bancorp, 5.775% to 6/12/28, 6/12/29(15)		1,475	1,475,545
UBS Group AG, 6.442% to 8/11/27, 8/11/28(1)(15)		475	477,151
			$ 14,437,428
Banks and Thrifts — 0.5%
American Express Co., 2.55%, 3/4/27		525	$ 478,395
BPCE S.A., 5.15%, 7/21/24(1)		950	933,104

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Banks and Thrifts (continued)
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(15)		395	$ 335,795
6.312% to 6/8/28, 6/8/29(15)		350	347,927
Swedbank AB, 3.356%, 4/4/25(1)		975	933,017
Synchrony Bank, 5.625%, 8/23/27		1,300	1,221,040
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(15)		1,500	1,089,121
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(15)		686	643,037
			$ 5,981,436
Beverage and Tobacco — 0.1%
BAT Capital Corp., 3.557%, 8/15/27		1,050	$ 966,177
JDE Peet's NV, 0.80%, 9/24/24(1)		800	750,562
			$ 1,716,739
Biotechnology — 0.0%(10)
Royalty Pharma PLC, 1.20%, 9/2/25		525	$ 473,659
			$ 473,659
Building and Development — 1.7%
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,118	$ 1,845,443
5.00%, 3/1/30(1)		1,085	1,015,587
Castle UK Finco PLC, 8.573%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(14)	EUR	200	191,517
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(1)		379	376,157
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,364,473
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	416,853
KB Home:
4.00%, 6/15/31		86	74,252
4.80%, 11/15/29		556	510,470
Masonite International Corp., 5.375%, 2/1/28(1)		570	543,928
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,149	949,407
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,020,897
7.50%, 10/15/27(1)		225	217,890
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,066	995,728
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)		3,078	2,906,582
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		692	598,231
6.125%, 7/1/29(1)		1,195	1,033,600
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	550	534,516
3.375%, 1/15/31(1)		1,634	1,317,238
4.375%, 7/15/30(1)		1,779	1,542,388
5.00%, 2/15/27(1)		457	435,982
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	794,341
Victoria PLC, 3.625%, 8/24/26(14)	EUR	385	347,380
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		719	$ 652,554
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(16)		691	662,645
			$ 20,348,059
Business Equipment and Services — 0.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,726,435
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)		2,443	2,321,420
9.75%, 7/15/27(1)		1,148	1,016,426
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(14)	EUR	200	175,329
4.625%, 6/1/28(1)		776	653,683
4.625%, 6/1/28(1)		549	465,349
4.875%, 6/1/28(14)	GBP	100	99,155
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,496,545
7.125%, 7/31/26(14)		350	339,204
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 7/15/25(14)	EUR	300	312,006
			$ 9,605,552
Cable and Satellite Television — 1.6%
Altice France S.A.:
2.125%, 2/15/25(14)	EUR	100	$ 100,459
2.50%, 1/15/25(14)	EUR	200	202,789
5.125%, 7/15/29(1)		767	545,255
5.50%, 1/15/28(1)		841	636,050
5.875%, 2/1/27(14)	EUR	200	182,163
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	1,832,735
4.50%, 8/15/30(1)		2,140	1,783,885
4.50%, 5/1/32		771	616,362
4.75%, 3/1/30(1)		1,789	1,531,355
4.75%, 2/1/32(1)		1,044	852,478
5.00%, 2/1/28(1)		1,755	1,600,806
5.375%, 6/1/29(1)		595	538,490
6.375%, 9/1/29(1)		1,974	1,861,963
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.908%, 7/23/25		950	931,899
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,263,314
UPC Holding B.V., 5.50%, 1/15/28(1)		593	518,451
Virgin Media Finance PLC:
3.75%, 7/15/30(14)	EUR	125	108,010
5.00%, 7/15/30(1)		946	754,061
Virgin Media Secured Finance PLC, 5.25%, 5/15/29(14)	GBP	200	215,669
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(14)	GBP	425	429,571

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,091	$ 955,670
Ziggo B.V., 4.875%, 1/15/30(1)		628	521,811
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(14)	EUR	230	185,514
6.00%, 1/15/27(1)		745	684,678
			$ 18,853,438
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 865,817
4.125%, 4/15/29(1)		733	662,632
			$ 1,528,449
Chemicals — 0.2%
Calderys Financing, LLC, 11.25%, 6/1/28(1)		987	$ 1,012,702
Diamond BC B.V., 4.625%, 10/1/29(1)		1,729	1,745,229
			$ 2,757,931
Chemicals and Plastics — 1.0%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,242	$ 898,109
Avient Corp., 7.125%, 8/1/30(1)		1,551	1,570,114
Celanese US Holdings, LLC, 6.165%, 7/15/27		1,164	1,158,790
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	422,917
Herens Midco S.a.r.l., 5.25%, 5/15/29(14)	EUR	156	98,817
INEOS Finance PLC:
2.875%, 5/1/26(14)	EUR	100	100,322
3.375%, 3/31/26(14)	EUR	100	102,504
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(14)	EUR	154	150,943
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	200	213,325
NOVA Chemicals Corp.:
4.25%, 5/15/29(1)		1,242	1,014,900
4.875%, 6/1/24(1)		874	854,667
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,307	1,158,718
Olympus Water US Holding Corp.:
3.875%, 10/1/28(14)	EUR	110	95,028
9.75%, 11/15/28(1)		2,004	1,957,006
Valvoline, Inc., 3.625%, 6/15/31(1)		802	652,764
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,472	1,367,020
7.375%, 3/1/31(1)		611	599,318
			$ 12,415,262
Clothing/Textiles — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,084	$ 1,093,502
William Carter Co. (The), 5.625%, 3/15/27(1)		811	787,675
			$ 1,881,177
Security	Principal Amount* (000's omitted)		Value
Commercial Services — 1.2%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(14)(15)(17)	EUR	500	$ 491,501
APi Group DE, Inc., 4.75%, 10/15/29(1)		1,510	1,361,741
Arena Luxembourg Finance S.a.r.l., 1.875%, 2/1/28(14)	EUR	200	179,945
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	100	93,284
EC Finance PLC, 3.00%, 10/15/26(14)	EUR	102	104,096
Global Payments, Inc., 4.95%, 8/15/27		475	463,195
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,176	1,037,916
IPD 3 B.V., 8.00%, 6/15/28(14)	EUR	200	223,148
Korn Ferry, 4.625%, 12/15/27(1)		1,355	1,274,455
LABL, Inc.:
5.875%, 11/1/28(1)		507	462,057
8.25%, 11/1/29(1)		1,016	851,535
Loxam S.A.S., 2.875%, 4/15/26(14)	EUR	100	101,528
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		2,849	2,460,864
Mooney Group SpA, 7.422%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(14)	EUR	110	119,027
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,148,967
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,085	956,436
Sabre GLBL, Inc.:
9.25%, 4/15/25(1)		54	50,416
11.25%, 12/15/27(1)		996	844,733
Verisure Holding AB, 3.25%, 2/15/27(14)	EUR	400	388,859
Verisure Midholding AB, 5.25%, 2/15/29(14)	EUR	175	166,016
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	1,925,447
			$ 14,705,166
Computers — 1.0%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$ 1,214,356
4.00%, 7/1/29(1)		717	643,014
Dell International, LLC/EMC Corp., 5.25%, 2/1/28		200	199,706
Hewlett Packard Enterprise Co., 5.90%, 10/1/24		754	754,508
Kyndryl Holdings, Inc., 2.70%, 10/15/28		600	488,533
McAfee Corp., 7.375%, 2/15/30(1)		1,841	1,602,696
NCR Corp.:
5.125%, 4/15/29(1)		550	487,405
5.25%, 10/1/30(1)		843	734,134
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		3,176	3,028,177
Seagate HDD Cayman:
4.091%, 6/1/29		418	368,185
9.625%, 12/1/32(1)		1,800	1,988,239
			$ 11,508,953
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	300	$ 244,510
4.00%, 9/1/29(1)		1,177	933,489
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(14)	EUR	300	291,955

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Containers and Glass Products (continued)
Berry Global, Inc., 5.50%, 4/15/28(1)		275	$ 270,860
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		2,027	1,652,257
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	625,607
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	727,550
			$ 4,746,228
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 385,269
5.50%, 6/1/28(1)		1,067	1,009,702
Estee Lauder Cos., Inc. (The), 4.375%, 5/15/28		325	320,293
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)		200	185,549
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)		643	556,724
			$ 2,457,537
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,799	$ 2,606,119
Parts Europe S.A.:
6.50%, 7/16/25(14)	EUR	100	109,644
7.20%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(14)	EUR	328	359,489
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,165,054
5.50%, 10/15/27(1)		935	902,255
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		558	563,116
7.75%, 3/15/31(1)		996	1,034,521
Travis Perkins PLC, 4.50%, 9/7/23(14)	GBP	100	125,952
Windsor Holdings III, LLC, 8.50%, 6/15/30(1)(18)		2,067	2,059,910
			$ 9,926,060
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24		599	$ 563,164
2.45%, 10/29/26		525	469,309
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		1,308	1,341,914
Air Lease Corp., 0.80%, 8/18/24		750	706,756
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(1)(15)(17)		410	362,337
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		275	274,622
6.375%, 7/15/30(1)		250	248,134
Charles Schwab Corp. (The), 5.643% to 5/19/28, 5/19/29(15)		525	525,012
CI Financial Corp., 3.20%, 12/17/30		1,000	750,626
Enact Holdings, Inc., 6.50%, 8/15/25(1)		708	696,135
Encore Capital Group, Inc., 7.427%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(14)	EUR	200	211,472
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Intrum AB:
3.50%, 7/15/26(14)	EUR	100	$ 81,545
4.875%, 8/15/25(14)	EUR	125	113,393
9.25%, 3/15/28(14)	EUR	100	92,586
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,823	1,570,512
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,037,541
Jerrold Finco PLC, 4.875%, 1/15/26(14)	GBP	200	223,540
Louvre Bidco S.A.S., 6.50%, 9/30/24(14)	EUR	333	357,899
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		1,209	1,126,304
PRA Group, Inc., 7.375%, 9/1/25(1)		1,479	1,407,291
ProGroup AG, 3.00%, 3/31/26(14)	EUR	300	307,494
Radian Group, Inc., 6.625%, 3/15/25		475	474,959
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(1)		2,290	1,926,950
3.875%, 3/1/31(1)		300	243,527
4.00%, 10/15/33(1)		225	176,218
Sherwood Financing PLC, 6.00%, 11/15/26(14)	GBP	150	159,848
Synchrony Financial, 4.50%, 7/23/25		225	212,232
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)(19)		620	23,250
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,192	1,767,041
9.50%, 6/1/28(1)		953	875,878
			$ 18,327,489
Drugs — 0.5%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)(19)		649	$ 476,620
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)(19)		1,550	1,148,542
Gruenenthal GmbH:
3.625%, 11/15/26(14)	EUR	200	205,936
6.75%, 5/15/30(14)	EUR	100	111,717
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,224,591
Organon & Co./Organon Foreign Debt Co.-Issuer B.V., 5.125%, 4/30/31(1)		1,037	856,940
Perrigo Finance Unlimited Co.:
4.65%, 6/15/30		2,255	1,998,433
4.90%, 12/15/44		409	316,925
			$ 6,339,704
Ecological Services and Equipment — 0.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 528,093
5.125%, 7/15/29(1)		332	314,657
6.375%, 2/1/31(1)		308	310,218
Covanta Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,330,583
5.00%, 9/1/30		319	271,246

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment (continued)
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	$ 1,496,064
3.75%, 8/1/25(1)		776	738,961
4.375%, 8/15/29(1)		2,000	1,782,855
4.75%, 6/15/29(1)		3,095	2,831,233
Paprec Holding S.A.:
3.50%, 7/1/28(14)	EUR	129	125,142
4.00%, 3/31/25(14)	EUR	200	214,404
			$ 9,943,456
Electric Utilities — 1.3%
Dominion Energy, Inc., 1.45%, 4/15/26		800	$ 718,738
DTE Energy Co., 4.875%, 6/1/28		500	489,471
Edison International, 4.70%, 8/15/25		500	488,605
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(14)(15)	EUR	600	651,449
EDP Finance B.V., 6.30%, 10/11/27(1)		700	718,935
Electricite de France S.A., 7.50% to 9/6/28(14)(15)(17)	EUR	400	444,368
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(14)	EUR	1,300	1,147,375
Fells Point Funding Trust, 3.046%, 1/31/27(1)		525	482,971
FirstEnergy Corp.:
2.65%, 3/1/30		410	346,151
Series B, 4.15%, 7/15/27		1,630	1,549,693
ITC Holdings Corp., 4.95%, 9/22/27(1)		600	591,100
Metropolitan Edison Co., 5.20%, 4/1/28(1)		225	222,912
NextEra Energy Capital Holdings, Inc.:
4.625%, 7/15/27		475	464,790
6.051%, 3/1/25		175	175,736
PacifiCorp, 2.70%, 9/15/30		575	479,004
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,016,626
Pennsylvania Electric Co., 5.15%, 3/30/26(1)		200	197,067
Public Power Corp S.A., 4.375%, 3/30/26(14)	EUR	300	320,738
Southern California Edison Co., 5.85%, 11/1/27		275	281,433
Southern Co. (The), 5.113%, 8/1/27		994	985,505
TransAlta Corp., 7.75%, 11/15/29		1,045	1,076,878
Wec Energy Group, Inc., 5.00%, 9/27/25		475	470,770
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,035,709
7.25%, 6/15/28(1)		915	934,175
			$ 15,290,199
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp., 1.80%, 4/1/26		800	$ 711,647
			$ 711,647
Electronics/Electrical — 0.8%
Coherent Corp., 5.00%, 12/15/29(1)		1,777	$ 1,606,061
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	2,755,830
Jabil, Inc., 5.45%, 2/1/29		450	446,800
Open Text Corp., 3.875%, 2/15/28(1)		1,009	889,595
Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	$ 748,523
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(15)		266	265,269
Sensata Technologies B.V., 5.00%, 10/1/25(1)		447	438,027
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,421,610
4.375%, 2/15/30(1)		627	561,257
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	495,626
			$ 9,628,598
Energy — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,651	$ 2,091,003
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		1,974	1,768,243
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,481,231
			$ 5,340,477
Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$ 983,949
Cellnex Finance Co. S.A., 1.00%, 9/15/27(14)	EUR	100	93,988
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,262,740
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,332,407
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,753,480
			$ 5,426,564
Entertainment — 1.5%
Allwyn Entertainment Financing UK, PLC:
7.25%, 4/30/30(14)	EUR	125	$ 139,033
7.875%, 4/30/29(1)		1,565	1,590,838
Banijay Entertainment SASU, 3.50%, 3/1/25(14)	EUR	200	213,673
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,180	1,064,429
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	462,405
6.25%, 7/1/25(1)		2,521	2,511,595
7.00%, 2/15/30(1)		800	804,112
8.125%, 7/1/27(1)		1,589	1,628,080
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		1,751	1,631,438
Cirsa Finance International S.a.r.l., 4.50%, 3/15/27(14)	EUR	100	100,136
CPUK Finance, Ltd.:
4.50%, 8/28/27(14)	GBP	100	108,902
4.875%, 2/28/47(14)	GBP	435	526,802
6.50%, 8/28/26(14)	GBP	100	121,603
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,721	1,541,930
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,145,127
Lottomatica SpA:
5.125%, 7/15/25(14)	EUR	100	110,475
6.25%, 7/15/25(14)	EUR	100	110,934
7.588%, 6/1/28(2)(14)	EUR	100	109,794
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(14)	GBP	200	233,997
Scientific Games International, Inc., 7.00%, 5/15/28(1)		1,647	1,639,689

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	$ 1,404,394
WarnerMedia Holdings, Inc., 3.755%, 3/15/27		1,050	979,825
			$ 18,179,211
Environmental — 0.0%(10)
Waste Management, Inc., 0.75%, 11/15/25		525	$ 474,066
			$ 474,066
Equipment Leasing — 0.0%(10)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$ 477,842
			$ 477,842
Financial Intermediaries — 2.1%
Ally Financial, Inc.:
Series B, 4.70% to 5/15/26(15)(17)		1,647	$ 1,166,282
5.75%, 11/20/25		925	891,390
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(19)		721	9,916
10.00%, 12/19/22(1)(19)		188	1,159
Citigroup, Inc.:
3.887% to 1/10/27, 1/10/28(15)		975	924,556
5.61% to 9/29/25, 9/29/26(15)		935	934,228
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(1)		1,657	1,454,263
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		420	360,119
3.37%, 11/17/23		513	508,203
3.625%, 6/17/31		2,307	1,893,343
3.815%, 11/2/27		1,984	1,775,092
4.00%, 11/13/30		995	851,206
4.125%, 8/17/27		2,739	2,503,568
4.271%, 1/9/27		476	441,095
4.867%, 8/3/27	EUR	200	214,472
5.125%, 6/16/25		938	913,077
5.584%, 3/18/24		257	255,418
6.125%, 5/15/28	EUR	550	616,523
Goldman Sachs Group, Inc. (The), 3.615% to 3/15/27, 3/15/28(15)		1,496	1,404,848
HSBC Holdings PLC, 3.973% to 5/22/29, 5/22/30(15)		1,200	1,078,688
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,614	1,393,495
6.25%, 5/15/26		1,144	1,042,207
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(15)(17)		1,674	1,565,190
5.546%, 12/15/25(15)		1,400	1,394,786
MSCI, Inc.:
3.625%, 9/1/30(1)		520	448,910
3.875%, 2/15/31(1)		899	779,816
Security	Principal Amount* (000's omitted)		Value
Financial Intermediaries (continued)
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(15)		1,011	$ 922,027
			$ 25,743,877
Financial Services — 0.6%
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(15)		1,625	$ 1,451,657
4.376% to 4/27/27, 4/27/28(15)		1,500	1,441,167
5.08% to 1/20/26, 1/20/27(15)		975	960,370
Nationwide Building Society, 4.00%, 9/14/26(1)		525	482,547
Nordea Bank Abp, 3.75%, 8/30/23(1)		475	473,687
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	2,210,000
			$ 7,019,428
Food Products — 0.4%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(14)	GBP	200	$ 213,202
Casino Guichard Perrachon SA, 4.498%, 3/7/24(14)	EUR	100	6,231
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)		1,619	1,613,166
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	717,038
Nomad Foods Bondco PLC, 2.50%, 6/24/28(14)	EUR	236	226,663
Pilgrim's Pride Corp., 3.50%, 3/1/32		1,979	1,566,378
Premier Foods Financing PLC, 3.50%, 10/15/26(14)	GBP	125	139,180
			$ 4,481,858
Food Service — 0.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,744,197
4.00%, 10/15/30(1)		2,705	2,318,273
4.375%, 1/15/28(1)		1,014	937,487
5.75%, 4/15/25(1)		372	371,774
IRB Holding Corp., 7.00%, 6/15/25(1)		615	618,884
US Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,683,664
Yum! Brands, Inc., 3.625%, 3/15/31		238	205,832
			$ 7,880,111
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,595	$ 1,474,083
5.875%, 2/15/28(1)		2,145	2,086,656
			$ 3,560,739
Forest Products & Paper — 0.0%(10)
Georgia-Pacific, LLC, 1.75%, 9/30/25(1)		525	$ 482,188
			$ 482,188
Health Care — 3.5%
Avantor Funding, Inc., 2.625%, 11/1/25(14)	EUR	300	$ 314,800

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Centene Corp.:
3.375%, 2/15/30		1,397	$ 1,201,895
4.625%, 12/15/29		1,758	1,619,710
Chrome Bidco SASU, 3.50%, 5/31/28(14)	EUR	450	414,301
Chrome Holdco SASU, 5.00%, 5/31/29(14)	EUR	400	328,447
Encompass Health Corp.:
4.625%, 4/1/31		683	606,340
4.75%, 2/1/30		639	582,580
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,404	1,439,409
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(14)	EUR	494	462,624
4.75%, 10/15/28(1)		2,051	1,782,196
Grifols S.A.:
1.625%, 2/15/25(14)	EUR	200	210,838
3.20%, 5/1/25(14)	EUR	350	372,604
HCA, Inc.:
5.25%, 6/15/26		475	469,975
5.625%, 9/1/28		1,472	1,473,979
5.875%, 2/15/26		2,705	2,707,351
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		2,185	2,174,075
IQVIA, Inc.:
2.25%, 1/15/28(14)	EUR	450	434,462
2.25%, 3/15/29(14)	EUR	100	93,497
2.875%, 6/15/28(14)	EUR	100	98,557
5.00%, 10/15/26(1)		850	821,502
5.00%, 5/15/27(1)		685	659,504
6.50%, 5/15/30(1)		825	834,177
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)		989	766,475
6.75%, 4/15/25(1)		731	679,830
LifePoint Health, Inc., 5.375%, 1/15/29(1)		2,888	1,708,548
Medline Borrower, L.P., 5.25%, 10/1/29(1)		3,821	3,319,414
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		759	562,377
ModivCare, Inc., 5.875%, 11/15/25(1)		1,550	1,437,293
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,144,098
3.875%, 5/15/32(1)		1,450	1,217,492
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,801	1,587,029
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		702	589,726
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,005,097
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	168,927
4.875%, 1/1/26		1,607	1,566,816
5.125%, 11/1/27		1,607	1,535,949
6.125%, 10/1/28		1,593	1,535,110
6.875%, 11/15/31		878	877,052
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,637	2,260,647
Varex Imaging Corp., 7.875%, 10/15/27(1)		856	853,222
			$ 41,917,925
Security	Principal Amount* (000's omitted)		Value
Health Care Providers & Services — 0.2%
Boston Scientific Corp., 1.90%, 6/1/25		525	$ 492,404
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)		2,084	1,690,072
			$ 2,182,476
Home Furnishings — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		789	$ 734,312
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		1,475	1,203,642
			$ 1,937,954
Homebuilders/Real Estate — 0.0%(10)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 428,332
			$ 428,332
Hotels, Restaurants & Leisure — 0.3%
Resorts World Las Vegas, LLC/RWLV Capital, Inc., 4.625%, 4/6/31(14)		800	$ 616,748
SeaWorld Parks & Entertainment, Inc.:
5.25%, 8/15/29(1)		1,479	1,325,238
8.75%, 5/1/25(1)		1,090	1,107,565
			$ 3,049,551
Industrial Equipment — 0.2%
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23		500	$ 496,976
Madison IAQ, LLC, 5.875%, 6/30/29(1)		2,000	1,622,317
TK Elevator Holdco GmbH, 6.625%, 7/15/28(14)	EUR	90	84,292
TK Elevator Midco GmbH:
4.375%, 7/15/27(14)	EUR	325	318,244
7.927%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(14)	EUR	100	108,711
			$ 2,630,540
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,615	$ 1,520,409
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	913,119
Assurant, Inc., 6.10%, 2/27/26		200	200,838
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	389,936
Athene Global Funding, 2.514%, 3/8/24(1)		650	632,318
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,784	1,549,519
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)		575	574,836
Galaxy Finco, Ltd., 9.25%, 7/31/27(14)	GBP	575	649,557
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	804,779
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,355	1,367,064
Principal Life Global Funding II, 5.50%, 6/28/28(1)		475	472,424
			$ 9,074,799
Internet Software & Services — 0.6%
Amazon.com, Inc., 3.30%, 4/13/27		1,025	$ 976,858
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	570,742
6.125%, 12/1/28(1)		1,840	1,587,460

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	$ 1,632,418
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		1,727	1,421,148
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,384,904
United Group B.V.:
3.125%, 2/15/26(14)	EUR	100	95,527
4.00%, 11/15/27(14)	EUR	100	89,813
			$ 7,758,870
Leisure Goods/Activities/Movies — 1.7%
Carnival Corp., 5.75%, 3/1/27(1)		1,316	$ 1,212,714
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,304,266
5.875%, 3/15/26(1)		414	393,184
8.75%, 5/1/25(1)		182	184,963
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(14)(16)	EUR	262	282,655
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,236,849
8.00%, 4/15/26(1)		846	836,086
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(1)		952	966,783
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		790	753,218
National CineMedia, LLC:
5.75%, 8/15/26(19)		1,186	48,922
5.875%, 4/15/28(1)(19)		1,559	481,349
NCL Corp., Ltd.:
3.625%, 12/15/24(1)		439	422,876
5.875%, 3/15/26(1)		2,162	2,024,634
5.875%, 2/15/27(1)		517	503,754
7.75%, 2/15/29(1)		433	411,657
NCL Finance, Ltd., 6.125%, 3/15/28(1)		1,000	900,919
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,342,372
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(1)		1,612	1,754,467
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		2,472	2,274,907
6.25%, 5/15/25(1)		1,690	1,658,110
7.00%, 2/15/29(1)		658	612,532
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	386,510
			$ 19,993,727
Lodging and Casinos — 0.3%
Accor S.A.:
2.375%, 11/29/28(14)	EUR	200	$ 196,438
4.375% to 1/30/24(14)(15)(17)	EUR	200	215,576
Hyatt Hotels Corp., 5.75%, 1/30/27(18)		650	648,598
Marriott International, Inc., 4.90%, 4/15/29		485	472,086
MGM Resorts International:
4.75%, 10/15/28		1,138	1,034,446
5.50%, 4/15/27		453	434,467
5.75%, 6/15/25		948	940,410
			$ 3,942,021
Security	Principal Amount* (000's omitted)		Value
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,107,044
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(14)	EUR	121	116,125
Renk AG, 5.75%, 7/15/25(14)	EUR	100	107,614
			$ 2,330,783
Media — 0.4%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$ 1,048,403
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	150,416
8.375%, 5/1/27		324	216,635
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		925	771,848
6.25%, 6/15/25(1)		807	804,881
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,032	887,791
7.375%, 6/30/30(1)		391	372,630
Urban One, Inc., 7.375%, 2/1/28(1)		1,006	877,443
			$ 5,130,047
Metals/Mining — 1.2%
BHP Billiton Finance USA, Ltd., 4.75%, 2/28/28		675	$ 670,988
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)		2,658	2,688,530
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,216	3,104,373
Constellium N.V., 5.875%, 2/15/26(1)		408	400,716
Constellium SE, 5.625%, 6/15/28(1)		630	593,714
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,494,070
Glencore Funding, LLC, 4.125%, 3/12/24(1)		475	469,384
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,011,377
6.125%, 4/1/29(1)		489	450,799
Novelis Corp.:
3.25%, 11/15/26(1)		690	625,332
4.75%, 1/30/30(1)		1,068	950,159
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(14)	EUR	500	480,697
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,357,400
			$ 14,297,539
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,195,533
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,042	1,042,168
New Gold, Inc., 7.50%, 7/15/27(1)		1,667	1,558,745
			$ 3,796,446
Oil and Gas — 3.1%
Aethon III BR, LLC, 12.687%, 10/1/25		2,366	$ 2,372,070
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		1,570	1,543,954

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Callon Petroleum Co.:
7.50%, 6/15/30(1)		601	$ 567,844
8.00%, 8/1/28(1)		788	780,052
CenterPoint Energy Resources Corp., 5.25%, 3/1/28		500	500,191
Chord Energy Corp., 6.375%, 6/1/26(1)		1,111	1,102,479
Continental Resources, Inc., 2.268%, 11/15/26(1)		550	489,932
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		1,519	1,424,549
CVR Energy, Inc., 5.75%, 2/15/28(1)		2,905	2,560,017
Marathon Petroleum Corp., 4.70%, 5/1/25		475	466,231
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		665	582,726
National Fuel Gas Co., 5.50%, 10/1/26		775	756,145
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		2,882	2,879,579
NiSource, Inc., 5.25%, 3/30/28		950	950,178
Occidental Petroleum Corp., 7.50%, 5/1/31		425	464,650
Parkland Corp.:
4.50%, 10/1/29(1)		376	326,554
4.625%, 5/1/30(1)		1,501	1,302,928
Permian Resources Operating, LLC:
5.375%, 1/15/26(1)		232	221,255
5.875%, 7/1/29(1)		2,252	2,123,717
7.75%, 2/15/26(1)		1,166	1,174,685
Petroleos Mexicanos:
5.35%, 2/12/28		470	387,356
5.95%, 1/28/31		1,370	1,001,882
6.35%, 2/12/48		161	97,532
6.50%, 3/13/27		360	320,572
6.50%, 1/23/29		530	439,790
6.75%, 9/21/47		1,366	859,041
6.84%, 1/23/30		142	113,025
6.875%, 8/4/26		171	159,843
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	842,959
7.125%, 1/15/26(1)		500	494,332
Repsol International Finance B.V., 4.50% to 3/25/25, 3/25/75(14)(15)	EUR	100	107,284
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,434,652
8.875%, 11/15/24(1)		441	440,603
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,310,901
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		2,569	2,648,382
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		868	857,098
Transocean, Inc., 8.75%, 2/15/30(1)		707	718,379
UGI International, LLC, 2.50%, 12/1/29(14)	EUR	200	171,977
Var Energi ASA, 7.50%, 1/15/28(1)		600	617,749
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,355	1,376,920
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(14)(15)(17)	EUR	600	558,463
			$ 37,548,476
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.4%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(14)	EUR	350	$ 320,106
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		1,661	1,683,839
Schoeller Packaging B.V., 6.375%, 11/1/24(14)	EUR	200	188,854
Sealed Air Corp., 6.125%, 2/1/28(1)		626	622,067
Silgan Holdings, Inc., 1.40%, 4/1/26(1)		550	486,239
Trivium Packaging Finance B.V.:
3.75%, 8/15/26(14)	EUR	300	303,027
5.50%, 8/15/26(1)		424	407,657
7.073%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(14)	EUR	200	215,515
8.50%, 8/15/27(1)		218	210,116
			$ 4,437,420
Pharmaceuticals — 0.7%
Abbvie, Inc., 3.80%, 3/15/25		725	$ 705,260
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(15)	EUR	300	304,036
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,462,012
Cheplapharm Arzneimittel GmbH, 8.062%, (3 mo. EURIBOR + 4.75%), 5/15/30(2)(14)	EUR	145	159,266
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,383	1,260,211
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)		1,105	1,110,896
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,595	1,298,646
Pfizer Investment Enterprises Pte., Ltd., 4.45%, 5/19/28		450	442,513
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)		410	371,621
Rossini S.a.r.l., 7.125%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(14)	EUR	300	327,311
			$ 8,441,772
Pipelines — 2.2%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$ 1,809,040
7.875%, 5/15/26(1)		879	892,309
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,385,581
4.50%, 10/1/29		1,722	1,581,926
Cheniere Energy, Inc., 4.625%, 10/15/28		769	718,851
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,273,012
Energy Transfer, L.P., 5.00%, 5/15/50		1,094	925,127
Enterprise Products Operating, LLC, 5.05%, 1/10/26		125	124,835
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		1,355	1,209,965
4.75%, 1/15/31(1)		1,086	952,578
6.00%, 7/1/25(1)		257	254,394
6.50%, 7/1/27(1)		702	693,068
7.50%, 6/1/30(1)		1,010	1,023,005
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		2,308	2,196,050
Midwest Connector Capital Co., LLC, 4.625%, 4/1/29(1)		1,269	1,161,766

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(2)(17)		1,462	$ 1,308,678
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		950	948,634
Venture Global Calcasieu Pass, LLC:
3.875%, 11/1/33(1)		665	545,447
4.125%, 8/15/31(1)		992	854,485
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)		1,174	1,193,670
8.375%, 6/1/31(1)		1,878	1,895,855
Western Midstream Operating, L.P.:
4.30%, 2/1/30		1,187	1,066,814
4.50%, 3/1/28		148	139,704
4.75%, 8/15/28		150	142,501
Williams Cos., Inc. (The), 4.55%, 6/24/24		950	937,446
			$ 26,234,741
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 367,003
8.00%, 8/1/29(1)		1,879	1,605,437
			$ 1,972,440
Radio and Television — 0.7%
Audacy Capital Corp., 6.75%, 3/31/29(1)		1,627	$ 45,117
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(1)		740	672,817
7.75%, 4/15/28(1)		2,088	1,641,648
CMG Media Corp., 8.875%, 12/15/27(1)		3,533	2,481,583
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		946	847,930
5.00%, 8/1/27(1)		1,609	1,494,439
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,428,152
			$ 8,611,686
Real Estate Investment Trusts (REITs) — 1.4%
Adler Financing S.a.r.l., 12.50%, 6/30/25(16)	EUR	200	$ 224,023
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	1,369,915
Emeria SASU:
3.375%, 3/31/28(14)	EUR	200	175,934
7.75%, 3/31/28(14)	EUR	150	152,083
EPR Properties:
3.60%, 11/15/31		600	468,681
3.75%, 8/15/29		565	460,023
Equinix, Inc., 1.00%, 9/15/25		525	474,299
Extra Space Storage, L.P., 5.70%, 4/1/28		450	449,970
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	538,367
3.75%, 9/15/30(1)		1,816	1,426,521
6.00%, 4/15/25(1)		716	707,200
Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Heimstaden Bostad AB:
3.00% to 10/29/27(14)(15)(17)	EUR	252	$ 136,797
3.248% to 11/19/24(14)(15)(17)	EUR	300	197,687
3.375% to 1/15/26(14)(15)(17)	EUR	100	55,378
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,106,653
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	296,590
4.125%, 8/15/30(1)		1,108	976,514
4.25%, 12/1/26(1)		1,653	1,547,838
4.50%, 9/1/26(1)		895	846,330
4.625%, 12/1/29(1)		2,359	2,143,789
5.625%, 5/1/24(1)		480	477,473
5.75%, 2/1/27(1)		2,073	2,030,939
			$ 17,263,004
Retail — 1.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)		500	$ 484,706
Arko Corp., 5.125%, 11/15/29(1)		2,074	1,687,645
B&M European Value Retail S.A., 3.625%, 7/15/25(14)	GBP	100	122,395
Dufry One B.V.:
2.00%, 2/15/27(14)	EUR	200	190,937
2.50%, 10/15/24(14)	EUR	200	213,636
3.375%, 4/15/28(14)	EUR	139	134,718
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(1)		1,806	1,869,264
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,327,022
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(1)		745	654,464
6.75%, 1/15/30(1)		806	686,726
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,170,650
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	843,110
Kohl's Corp., 4.625%, 5/1/31		1,114	776,458
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,652	1,415,510
Macy's Retail Holdings, LLC, 5.875%, 4/1/29(1)		606	553,642
Michaels Cos., Inc., 5.25%, 5/1/28(1)		1,259	1,018,493
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(14)(16)	EUR	130	133,538
PEU Fin PLC, 7.25%, 7/1/28(14)	EUR	100	109,364
Punch Finance PLC, 6.125%, 6/30/26(14)	GBP	125	136,346
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(14)	GBP	100	116,704
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	691,060
Victoria's Secret & Co., 4.625%, 7/15/29(1)		385	281,738
			$ 14,618,126
Retailers (Except Food and Drug) — 0.9%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 462,962
6.75%, 7/1/36		437	393,794
6.95%, 3/1/33		1,027	922,682

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Bath & Body Works, Inc.: (continued)
7.60%, 7/15/37		488	$ 441,106
9.375%, 7/1/25(1)		182	193,357
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,453,243
Murphy Oil USA, Inc.:
4.75%, 9/15/29		170	156,232
5.625%, 5/1/27		560	545,364
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,193,604
7.75%, 2/15/29(1)		2,469	2,456,008
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,344,422
			$ 10,562,774
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.459%, 9/15/26		775	$ 732,603
Intel Corp., 4.875%, 2/10/28		1,000	996,726
NXP B.V./NXP Funding, LLC/NXP USA, Inc., 2.70%, 5/1/25		550	521,513
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,406,932
			$ 3,657,774
Software — 0.3%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,105	$ 1,869,515
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,136	993,369
Oracle Corp.:
3.25%, 11/15/27		500	464,096
5.80%, 11/10/25		475	480,462
			$ 3,807,442
Software and Services — 0.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		825	$ 740,437
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	1,146,046
Fidelity National Information Services, Inc., 1.65%, 3/1/28		475	401,371
Gartner, Inc.:
3.625%, 6/15/29(1)		427	376,283
3.75%, 10/1/30(1)		660	575,459
4.50%, 7/1/28(1)		908	849,081
Playtech PLC, 4.25%, 3/7/26(14)	EUR	200	213,681
			$ 4,302,358
Specialty Retail — 0.0%(10)
Fiber Bidco SpA:
9.598%, (3 mo. EURIBOR + 6.00%), 10/25/27(2)(14)	EUR	200	$ 219,473
11.00%, 10/25/27(14)	EUR	100	116,961
			$ 336,434
Steel — 0.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$ 471,759
Security	Principal Amount* (000's omitted)		Value
Steel (continued)
ATI, Inc., 5.875%, 12/1/27		320	$ 310,162
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,134,376
Nucor Corp., 3.95%, 5/23/25		500	485,103
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,148,006
			$ 3,549,406
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$ 196,958
5.00%, 12/1/29(1)		1,771	1,466,175
			$ 1,663,133
Technology — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(14)	EUR	165	$ 174,229
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,297	1,935,544
International Game Technology PLC:
4.125%, 4/15/26(1)		892	847,891
5.25%, 1/15/29(1)		2,500	2,370,375
6.25%, 1/15/27(1)		976	973,218
6.50%, 2/15/25(1)		513	513,462
			$ 6,814,719
Telecommunications — 2.3%
Altice Financing S.A., 2.25%, 1/15/25(14)	EUR	200	$ 204,024
Altice France Holding S.A., 10.50%, 5/15/27(1)		874	530,243
Ciena Corp., 4.00%, 1/31/30(1)		1,883	1,642,258
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,623,040
Iliad Holding SASU:
5.125%, 10/15/26(14)	EUR	100	104,550
5.625%, 10/15/28(14)	EUR	236	239,091
6.50%, 10/15/26(1)		1,389	1,312,220
7.00%, 10/15/28(1)		811	748,277
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(1)		840	706,802
6.75%, 10/15/27(1)		1,482	1,390,645
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	257,986
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(14)	EUR	843	841,233
Matterhorn Telecom S.A., 3.125%, 9/15/26(14)	EUR	500	508,980
NBN Co., Ltd., 1.45%, 5/5/26(1)		1,075	967,260
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(14)	EUR	500	531,483
Rogers Communications, Inc., 2.95%, 3/15/25(1)		500	474,816
Sprint Capital Corp., 6.875%, 11/15/28		2,379	2,523,865
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 5.152%, 9/20/29(1)		451	446,608
Sprint, LLC:
7.625%, 2/15/25		1,785	1,824,923
7.625%, 3/1/26		993	1,032,396

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	$ 764,279
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(14)	EUR	135	121,859
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(14)	EUR	150	145,982
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	60	68,635
Telecom Italia SpA:
1.625%, 1/18/29(14)	EUR	100	84,029
2.50%, 7/19/23(14)	EUR	400	436,237
2.75%, 4/15/25(14)	EUR	356	367,393
3.00%, 9/30/25(14)	EUR	240	247,681
4.00%, 4/11/24(14)	EUR	100	107,844
5.303%, 5/30/24(1)		1,118	1,087,822
6.875%, 2/15/28(14)	EUR	100	108,947
Telefonica Europe B.V.:
2.88% to 2/24/28(14)(15)(17)	EUR	200	184,101
4.375% to 12/14/24(14)(15)(17)	EUR	600	639,989
7.125% to 8/23/28(14)(15)(17)	EUR	300	335,133
T-Mobile USA, Inc., 4.75%, 2/1/28		1,045	1,016,128
Viasat, Inc., 5.625%, 4/15/27(1)		476	444,851
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	738,345
Vmed O2 UK Financing I PLC:
3.25%, 1/31/31(14)	EUR	200	179,797
4.50%, 7/15/31(14)	GBP	100	96,688
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(14)(15)	EUR	400	394,441
4.875% to 7/3/25, 10/3/78(14)(15)	GBP	350	417,021
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(14)	EUR	250	227,780
			$ 27,125,682
Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,340,010
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	152,249
Getlink S.E., 3.50%, 10/30/25(14)	EUR	315	336,426
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		450	452,779
Seaspan Corp., 5.50%, 8/1/29(1)		1,654	1,297,265
SMBC Aviation Capital Finance DAC, 5.45%, 5/3/28(1)		450	444,312
			$ 4,023,041
Utilities — 1.3%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 972,461
4.625%, 2/1/29(1)		680	574,503
5.00%, 2/1/31(1)		910	753,801
5.125%, 3/15/28(1)		1,511	1,350,505
5.25%, 6/1/26(1)		344	332,510
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	747,602
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	57,526
4.50%, 9/15/27(1)		1,207	1,122,389
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.:
3.375%, 2/15/29(1)	664	$ 543,688
3.625%, 2/15/31(1)	1,107	865,192
3.875%, 2/15/32(1)	1,466	1,131,254
5.25%, 6/15/29(1)	673	602,422
5.75%, 1/15/28	1,455	1,380,199
10.25% to 3/15/28(1)(15)(17)	1,413	1,333,851
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	1,497	1,379,695
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	939	823,369
5.00%, 7/31/27(1)	1,278	1,197,380
		$ 15,168,347
Total Corporate Bonds (identified cost $700,443,505)		$ 650,326,495

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(11)(12)(13)	1,932	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(12)(13)	1,803	$ 955,590
		$ 955,590
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(11)(12)(13)	1,136	$ 0
Series B, 10.00% (PIK)(11)(12)(13)	4,631	0
		$ 0
Total Preferred Stocks (identified cost $374,926)		$ 955,590

Senior Floating-Rate Loans — 47.0%(20)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.2%
Aernnova Aerospace S.A.U.:
Term Loan, 6.483%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	$ 826,167
Term Loan, 6.587%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	204	211,838
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.078%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,034,731

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Dynasty Acquisition Co., Inc.:
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26		642	$ 637,204
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26		345	342,583
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.038%, (3 mo. USD LIBOR + 6.50%), 7/18/23(11)		216	172,630
TransDigm, Inc.:
Term Loan, 8.492%, (SOFR + 3.25%), 2/22/27		1,333	1,334,818
Term Loan, 8.492%, (SOFR + 3.25%), 8/24/28		4,599	4,599,522
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25		6,442	5,865,069
			$ 15,024,562
Airlines — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27		600	$ 624,412
SkyMiles IP, Ltd., Term Loan, 8.799%, (SOFR + 3.75%), 10/20/27		1,755	1,824,761
			$ 2,449,173
Apparel & Luxury Goods — 0.0%(10)
Hanesbrands, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 3/8/30		374	$ 375,933
			$ 375,933
Auto Components — 1.1%
Adient US, LLC, Term Loan, 8.467%, (SOFR + 3.25%), 4/10/28		554	$ 554,813
Clarios Global, L.P.:
Term Loan, 6.668%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,373	1,479,455
Term Loan, 8.853%, (SOFR + 3.75%), 5/6/30		2,611	2,604,472
DexKo Global, Inc.:
Term Loan, 7.598%, (3 mo. EURIBOR + 3.75%), 10/4/28	EUR	595	612,649
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	96	98,578
Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	318,594
Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28		815	780,063
Term Loan, 11.742%, (SOFR + 6.50%), 10/4/28		873	842,810
Garrett LX I S.a.r.l., Term Loan, 8.557%, (3 mo. USD LIBOR + 3.25%), 4/30/28		639	615,874
Garrett Motion, Inc., Term Loan, 9.777%, (SOFR + 4.50%), 4/30/28		1,925	1,896,125
LTI Holdings, Inc.:
Term Loan, 8.717%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,339	3,213,596
Term Loan, 9.967%, (1 mo. USD LIBOR + 4.75%), 7/24/26		709	686,407
			$ 13,703,436
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles — 0.2%
MajorDrive Holdings IV, LLC:
Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28		441	$ 432,042
Term Loan, 10.927%, (SOFR + 5.50%), 6/1/29		1,629	1,600,861
Thor Industries, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 2/1/26		492	492,521
			$ 2,525,424
Beverages — 0.0%(10)
City Brewing Company, LLC, Term Loan, 8.76%, (3 mo. USD LIBOR + 3.50%), 4/5/28		638	$ 421,085
			$ 421,085
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26		1,082	$ 1,062,937
Alltech, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/13/28		468	455,008
			$ 1,517,945
Building Products — 0.2%
LHS Borrower, LLC, Term Loan, 9.953%, (SOFR + 4.75%), 2/16/29		1,134	$ 952,168
Oscar AcquisitionCo, LLC, Term Loan, 9.842%, (SOFR + 4.50%), 4/29/29		893	873,990
Standard Industries, Inc., Term Loan, 7.692%, (SOFR + 2.50%), 9/22/28		1,110	1,110,821
			$ 2,936,979
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 9.693%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,134	$ 1,136,071
Aretec Group, Inc.:
Term Loan, 9.453%, (SOFR + 4.25%), 10/1/25		2,300	2,301,611
Term Loan, 3/8/30(21)		725	724,547
Brookfield Property REIT, Inc., Term Loan, 7.605%, (SOFR + 2.50%), 8/27/25		769	751,870
CeramTec AcquiCo GmbH, Term Loan, 7.233%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	760	805,628
EIG Management Company, LLC, Term Loan, 8.953%, (SOFR + 3.75%), 2/22/25		261	259,911
FinCo I, LLC, Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25		638	638,843
Focus Financial Partners, LLC:
Term Loan, 8.353%, (SOFR + 3.25%), 6/30/28		3,231	3,211,966
Term Loan, 6/30/28(21)		600	597,844
Franklin Square Holdings, L.P., Term Loan, 7.453%, (SOFR + 2.25%), 8/1/25		524	523,872
Greenhill & Co., Inc., Term Loan, 8.726%, (3 mo. USD LIBOR + 3.25%), 4/12/24		882	882,671
HighTower Holdings, LLC, Term Loan, 9.15%, (1 mo. USD LIBOR + 4.00%), 4/21/28		746	731,278

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 3/20/28		2,177	$ 2,125,266
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28		788	763,072
Victory Capital Holdings, Inc., Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26		891	888,348
			$ 16,342,798
Chemicals — 2.2%
Aruba Investments, Inc., Term Loan, 7.418%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	978	$ 1,023,982
Flint Group GmbH, Term Loan, 9.816%, (3 mo. USD LIBOR + 5.00%), 9.066% cash, 0.75% PIK, 9/21/23		21	14,441
Flint Group US LLC, Term Loan, 9.523%, (3 mo. USD LIBOR + 4.25%), 9/21/23		128	87,296
Groupe Solmax, Inc., Term Loan, 9.967%, (SOFR + 4.75%), 5/29/28		196	186,053
INEOS Enterprises Holdings II Limited:
Term Loan, 6.712%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	216,330
Term Loan, 6/23/30(21)	EUR	300	322,177
INEOS Enterprises Holdings US Finco, LLC:
Term Loan, 8.864%, (SOFR + 3.50%), 8/28/26		218	217,398
Term Loan, 6/23/30(21)		475	471,437
INEOS Finance PLC, Term Loan, 7.418%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	1,194	1,290,626
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 6.168%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	1,056,555
Term Loan, 8.953%, (SOFR + 3.75%), 3/14/30		425	423,318
INEOS Styrolution Group GmbH, Term Loan, 5.418%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	1,058,464
INEOS Styrolution US Holding, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 1/29/26		2,303	2,300,985
INEOS US Finance, LLC:
Term Loan, 7.703%, (SOFR + 2.50%), 11/8/28		617	609,418
Term Loan, 8.703%, (SOFR + 3.50%), 2/18/30		775	771,333
Term Loan, 8.953%, (SOFR + 3.75%), 11/8/27		1,018	1,016,075
Kraton Corporation, Term Loan, 8.766%, (SOFR + 3.25%), 3/15/29		444	444,653
Kraton Polymers Holdings B.V., Term Loan, 6.813%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	500	529,914
Lonza Group AG:
Term Loan, 7.523%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	910,607
Term Loan, 9.267%, (SOFR + 3.93%), 7/3/28		1,718	1,452,363
Messer Industries GmbH, Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26		1,162	1,162,314
Momentive Performance Materials, Inc., Term Loan, 9.603%, (SOFR + 4.50%), 3/29/28		798	786,030
Nouryon Finance B.V., Term Loan, 7.772%, (3 mo. EURIBOR + 3.00%), 4/3/28	EUR	500	536,491
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water US Holding Corporation:
Term Loan, 9.842%, (SOFR + 4.50%), 11/9/28		370	$ 357,814
Term Loan, 11/9/28(21)		2,400	2,325,000
Orion Engineered Carbons GmbH:
Term Loan, 5.998%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,080,288
Term Loan, 7.688%, (3 mo. USD LIBOR + 2.15%), 9/24/28		368	364,293
Rohm Holding GmbH:
Term Loan, 7.442%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	500	493,314
Term Loan, 10.102%, (6 mo. USD LIBOR + 5.00%), 7/31/26		921	840,460
SCUR-Alpha 1503 GmbH, Term Loan, 10.603%, (SOFR + 5.50%), 3/28/30		923	881,743
Starfruit Finco B.V., Term Loan, 8.068%, (SOFR + 2.75%), 10/1/25		1,330	1,331,681
Tronox Finance, LLC, Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 3/10/28		1,318	1,313,364
W.R. Grace & Co.-Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28		1,108	1,103,277
			$ 26,979,494
Commercial Services & Supplies — 1.6%
Allied Universal Holdco, LLC:
Term Loan, 7.168%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	983	$ 1,007,778
Term Loan, 8.953%, (SOFR + 3.75%), 5/12/28		2,692	2,615,961
Asplundh Tree Expert, LLC, Term Loan, 6.953%, (SOFR + 1.75%), 9/7/27		1,094	1,092,499
Belfor Holdings, Inc., Term Loan, 9.353%, (SOFR + 4.25%), 4/6/26		299	299,993
EnergySolutions, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/9/25		4,493	4,423,094
Foundever, Term Loan, 7.17%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	528,380
Harsco Corporation, Term Loan, 7.467%, (SOFR + 2.25%), 3/10/28		392	385,222
LABL, Inc., Term Loan, 10.203%, (SOFR + 5.10%), 10/29/28		714	708,621
Monitronics International, Inc., Term Loan, 13.004%, (SOFR + 7.50%), 6/30/28		1,442	1,402,271
PECF USS Intermediate Holding III Corporation, Term Loan, 9.523%, (3 mo. USD LIBOR + 4.25%), 12/15/28		640	520,959
Phoenix Services International, LLC, Term Loan, 11.202%, (SOFR + 6.10%), 6/30/28		106	99,781
Prime Security Services Borrower, LLC, Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 9/23/26		1,509	1,510,286
SITEL Worldwide Corporation, Term Loan, 8.95%, (1 mo. USD LIBOR + 3.75%), 8/28/28		1,867	1,829,415
Tempo Acquisition, LLC, Term Loan, 8.103%, (SOFR + 3.00%), 8/31/28		828	829,510

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
TMF Group Holding B.V.:
Term Loan, 5/3/28(21)		375	$ 375,000
Term Loan, 5/3/28(21)	EUR	1,000	1,090,039
			$ 18,718,809
Communications Equipment — 0.2%
CommScope, Inc., Term Loan, 8.443%, (SOFR + 3.25%), 4/6/26		1,757	$ 1,688,496
Digi International, Inc., Term Loan, 10.217%, (1 mo. USD LIBOR + 5.00%), 11/1/28		347	347,130
			$ 2,035,626
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 7.842%, (1 mo. USD LIBOR + 2.63%), 2/1/27		2,900	$ 2,897,464
Term Loan, 8.217%, (1 mo. USD LIBOR + 3.00%), 3/18/29		2,148	2,151,840
			$ 5,049,304
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 8/1/29(21)		400	$ 397,667
Peer Holding III B.V., Term Loan, 9/29/28(21)	EUR	500	540,598
			$ 938,265
Containers & Packaging — 0.8%
Berlin Packaging, LLC, Term Loan, 8.947%, (USD LIBOR + 3.75%), 3/11/28(22)		1,228	$ 1,210,624
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.378%, (SOFR + 4.18%), 4/13/29		569	561,368
Kouti B.V., Term Loan, 6.908%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	2,000	2,101,925
Pregis TopCo Corporation, Term Loan, 8.967%, (SOFR + 3.75%), 7/31/26		627	625,159
Pretium PKG Holdings, Inc.:
Term Loan, 9.291%, (3 mo. USD LIBOR + 4.00%), 10/2/28		616	462,027
Term Loan - Second Lien, 12.116%, (3 mo. USD LIBOR + 6.75%), 10/1/29		350	189,000
Proampac PG Borrower, LLC, Term Loan, 8.982%, (SOFR + 3.75%), 11/3/25(22)		563	558,572
Reynolds Group Holdings, Inc.:
Term Loan, 8.467%, (SOFR + 3.25%), 2/5/26		1,029	1,029,984
Term Loan, 8.467%, (SOFR + 3.25%), 9/24/28		958	955,723
Trident TPI Holdings, Inc.:
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 9/15/28		786	775,803
Term Loan, 9.742%, (SOFR + 4.50%), 9/15/28		1,332	1,317,414
			$ 9,787,599
Distributors — 0.1%
Autokiniton US Holdings, Inc., Term Loan, 9.717%, (SOFR + 4.50%), 4/6/28		515	$ 512,378
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 12.15%, (1 mo. USD LIBOR + 7.00%), 11/13/24(11)		106	$ 84,804
Winterfell Financing S.a.r.l., Term Loan, 8.312%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	523,094
			$ 1,120,276
Diversified Consumer Services — 0.2%
Ascend Learning, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/11/28		640	$ 605,436
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30		1,300	1,289,437
Sotheby's:
Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27		439	429,839
Term Loan, 9.762%, (SOFR + 4.50%), 1/15/27		375	366,875
			$ 2,691,587
Diversified Financial Services — 0.3%
Concorde Midco, Ltd., Term Loan, 7.052%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,063,920
Sandy BidCo B.V., Term Loan, 7.588%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	1,000	1,074,799
Zephyr Bidco Limited, Term Loan, 9.211%, (SONIA + 4.75%), 7/23/25	GBP	775	958,618
			$ 3,097,337
Diversified Telecommunication Services — 2.5%
Altice France S.A., Term Loan, 10.486%, (SOFR + 5.50%), 8/15/28		1,076	$ 963,020
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27		2,512	1,941,486
eircom Finco S.a.r.l., Term Loan, 6.508%, (1 mo. EURIBOR + 3.25%), 5/15/26	EUR	1,786	1,925,629
GEE Holdings 2, LLC:
Term Loan, 13.54%, (3 mo. USD LIBOR + 8.00%), 3/24/25		329	322,237
Term Loan - Second Lien, 13.79%, (3 mo. USD LIBOR + 8.25%), 3/23/26		725	444,347
Telenet International Finance S.a.r.l., Term Loan, 5.578%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,839,980
UPC Broadband Holding B.V.:
Term Loan, 5.828%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,573,630
Term Loan, 6.253%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	3,000	3,158,004
Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	884,531
UPC Financing Partnership, Term Loan, 8.118%, (1 mo. USD LIBOR + 2.93%), 1/31/29		3,025	2,980,381
Virgin Media Bristol, LLC, Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	1,146,837
Virgin Media Ireland Limited, Term Loan, 6.791%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	1,000	1,046,196

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Limited:
Term Loan, 5.828%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	$ 1,361,448
Term Loan, 7.711%, (SONIA + 3.25%), 11/15/27	GBP	1,500	1,817,845
Zayo Group Holdings, Inc.:
Term Loan, 6.668%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	968	838,255
Term Loan, 8.217%, (SOFR + 3.00%), 3/9/27		2,171	1,710,894
Ziggo B.V., Term Loan, 6.102%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	3,845,749
Ziggo Financing Partnership, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 4/30/28		2,850	2,812,594
			$ 30,613,063
Electrical Equipment — 0.0%(10)
AZZ, Inc., Term Loan, 9.452%, (SOFR + 4.25%), 5/13/29		357	$ 357,166
			$ 357,166
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 8.453%, (SOFR + 3.25%), 11/3/28		1,527	$ 1,494,624
Creation Technologies, Inc., Term Loan, 10.723%, (3 mo. USD LIBOR + 5.50%), 10/5/28		965	892,856
II-VI Incorporated, Term Loan, 7.967%, (SOFR + 2.75%), 7/2/29		917	917,415
Minimax Viking GmbH, Term Loan, 6.168%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	940	1,025,664
Mirion Technologies, Inc., Term Loan, 8.254%, (SOFR + 2.75%), 10/20/28		586	583,778
Robertshaw US Holding Corp.:
Term Loan, 13.342%, (SOFR + 8.00%), 8.342% cash, 5.00% PIK, 2/28/27		233	237,284
Term Loan - Second Lien, 12.342%, (SOFR + 7.00%), 2/28/27		995	870,631
Verifone Systems, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,219	1,154,188
Verisure Holding AB, Term Loan, 6.804%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	1,000	1,057,186
			$ 8,233,626
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 16.462%, (1 mo. USD LIBOR + 13.00%), 2/1/26(11)(23)		109	$ 98,464
Term Loan, 18.538%, (3 mo. USD LIBOR + 13.00%), 13.538% cash, 5.00% PIK, 2/1/26(11)		860	773,776
Lealand Finance Company B.V., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 6.193% cash, 3.00% PIK, 6/30/25		231	151,655
			$ 1,023,895
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 0.2%
Aegion Corporation, Term Loan, 9.967%, (SOFR + 4.75%), 5/17/28		467	$ 454,144
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27		561	553,617
APi Group DE, Inc., Term Loan, 7.584%, (SOFR + 2.50%), 10/1/26		1,305	1,308,761
Northstar Group Services, Inc., Term Loan, 10.717%, (SOFR + 5.50%), 11/12/26		215	213,765
			$ 2,530,287
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Term Loan, 8.218%, (1 mo. USD LIBOR + 3.00%), 4/22/26		823	$ 644,948
City Football Group Limited, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 7/21/28		1,354	1,330,673
Crown Finance US, Inc.:
DIP Loan, 15.248%, (SOFR + 10.00%), 9/7/23(22)		1,265	1,279,997
Term Loan, 0.00%, 9/30/26(19)		1,500	464,849
EP Purchaser, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 11/6/28		420	412,868
Playtika Holding Corp., Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,165	2,159,763
Renaissance Holding Corp.:
Term Loan, 9.992%, (SOFR + 4.75%), 4/5/30		950	939,906
Term Loan - Second Lien, 12.193%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	197,542
UFC Holdings, LLC, Term Loan, 8.05%, (3 mo. USD LIBOR + 2.75%), 4/29/26		2,752	2,752,514
Vue International Bidco PLC:
Term Loan, 11.086%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	120,639
Term Loan, 11.359%, (6 mo. EURIBOR + 8.00%), 4.859% cash, 6.50% PIK, 12/31/27	EUR	817	469,716
			$ 10,773,415
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.943%, (1 mo. USD LIBOR + 1.75%), 1/2/26		876	$ 872,055
			$ 872,055
Financial Services — 0.0%(10)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/24(19)		2,247	$ 247,177
			$ 247,177
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.217%, (SOFR + 2.00%), 9/13/26		1,361	$ 1,361,639
			$ 1,361,639
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 9.967%, (SOFR + 4.75%), 10/1/25		588	$ 551,989

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Badger Buyer Corp., Term Loan, 8.717%, (1 mo. USD LIBOR + 3.50%), 9/30/24		377	$ 287,462
CHG PPC Parent, LLC:
Term Loan, 7.918%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	2,179,673
Term Loan, 8.217%, (SOFR + 3.00%), 12/8/28		469	466,115
Del Monte Foods, Inc., Term Loan, 9.439%, (SOFR + 4.25%), 5/16/29		448	435,437
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,275	1,357,657
Term Loan, 7.453%, (SOFR + 2.25%), 1/29/27(22)		2,134	2,125,997
Monogram Food Solutions, LLC, Term Loan, 9.217%, (1 mo. USD LIBOR + 4.00%), 8/28/28		542	529,561
Nomad Foods Europe Midco Limited, Term Loan, 5.318%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,280,420
Shearer's Foods, Inc., Term Loan, 8.717%, (SOFR + 3.50%), 9/23/27		389	384,440
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28		497	494,685
United Petfood Group B.V., Term Loan, 6.038%, (3 mo. EURIBOR + 2.75%), 4/23/28	EUR	750	800,328
Valeo F1 Company Limited (Ireland), Term Loan, 7.239%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	1,000	893,875
			$ 13,787,639
Health Care Equipment & Supplies — 0.3%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27		520	$ 493,113
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28		739	694,425
Gloves Buyer, Inc., Term Loan, 10.217%, (SOFR + 5.00%), 12/29/27		625	602,344
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		1,525	1,304,048
Medline Borrower, L.P., Term Loan, 6.918%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	1,075,856
			$ 4,169,786
Health Care Providers & Services — 2.9%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28		1,059	$ 1,057,551
Biogroup-LCD, Term Loan, 6.28%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	750	766,995
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.239%, (SOFR + 9.00%), 1/15/26		3,717	2,824,619
CCRR Parent, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 3/6/28		514	495,581
Cerba Healthcare S.A.S., Term Loan, 7.118%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	1,250	1,274,061
CHG Healthcare Services, Inc., Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 9/29/28		1,081	1,076,547
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CNT Holdings I Corp., Term Loan, 8.459%, (SOFR + 3.50%), 11/8/27		684	$ 682,397
Covis Finco S.a.r.l., Term Loan, 11.55%, (SOFR + 6.50%), 2/18/27		694	520,755
Dedalus Finance GmbH, Term Loan, 6.969%, (3 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	476,491
Electron BidCo, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 11/1/28		790	787,827
Elsan S.A.S., Term Loan, 6.872%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,584,482
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26		1,659	1,658,692
Envision Healthcare Corporation:
Term Loan, 13.267%, (SOFR + 7.88%), 3/31/27		1,023	1,120,610
Term Loan - Second Lien, 9.492%, (SOFR + 4.25%), 3/31/27		7,224	1,688,502
IVC Acquisition, Ltd., Term Loan, 8.927%, (SONIA + 4.50%), 2/13/26	GBP	1,000	1,230,312
LSCS Holdings, Inc., Term Loan, 9.693%, (1 mo. USD LIBOR + 4.50%), 12/16/28		714	698,950
Medical Solutions Holdings, Inc., Term Loan, 8.614%, (SOFR + 3.25%), 11/1/28		1,458	1,376,631
Mehilainen Yhtiot Oy, Term Loan, 7.123%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	1,000	1,080,743
Midwest Physician Administrative Services, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 3/12/28		464	428,522
National Mentor Holdings, Inc.:
Term Loan, 8.981%, (SOFR + 3.75%), 3/2/28(22)		2,036	1,547,221
Term Loan, 9.092%, (SOFR + 3.75%), 3/2/28		58	44,315
Option Care Health, Inc., Term Loan, 7.943%, (SOFR + 2.75%), 10/27/28		419	418,468
Pacific Dental Services, LLC, Term Loan, 8.704%, (SOFR + 3.50%), 5/5/28		490	488,622
PetVet Care Centers, LLC, Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 2/14/25		147	144,989
Phoenix Guarantor, Inc.:
Term Loan, 8.352%, (SOFR + 3.25%), 3/5/26		1,872	1,851,406
Term Loan, 8.603%, (SOFR + 3.50%), 3/5/26		1,294	1,279,377
Radiology Partners, Inc., Term Loan, 9.467%, (SOFR + 4.25%), 7/9/25		1,197	903,561
Radnet Management, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 4/21/28		1,005	1,003,663
Ramsay Generale de Sante S.A., Term Loan, 6.161%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	500	542,702
Select Medical Corporation, Term Loan, 7.703%, (SOFR + 2.50%), 3/6/25		2,968	2,965,673
Sound Inpatient Physicians, Term Loan, 8.273%, (3 mo. USD LIBOR + 3.00%), 6/27/25		475	280,250
Surgery Center Holdings, Inc., Term Loan, 8.896%, (1 mo. USD LIBOR + 3.75%), 8/31/26		943	942,432

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	$ 539,036
U.S. Anesthesia Partners, Inc., Term Loan, 9.42%, (1 mo. USD LIBOR + 4.25%), 10/1/28		1,497	1,410,197
			$ 35,192,180
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 9.353%, (SOFR + 4.25%), 12/1/27		223	$ 220,569
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 12/18/28		1,086	932,364
Navicure, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/22/26		1,650	1,644,998
Project Ruby Ultimate Parent Corp., Term Loan, 8.467%, (SOFR + 3.25%), 3/10/28		1,026	1,003,190
Verscend Holding Corp., Term Loan, 9.217%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,190	2,191,132
			$ 5,992,253
Hotels, Restaurants & Leisure — 2.0%
Bally's Corporation, Term Loan, 8.396%, (1 mo. USD LIBOR + 3.25%), 10/2/28		1,157	$ 1,133,215
Carnival Corporation:
Term Loan, 7.168%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	1,470	1,597,407
Term Loan, 8.217%, (SOFR + 3.00%), 6/30/25		1,261	1,260,409
Term Loan, 8.467%, (SOFR + 3.25%), 10/18/28		2,660	2,640,663
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,885	1,810,273
Dave & Buster's, Inc., Term Loan, 9.00%, (SOFR + 3.75%), 6/29/29		744	493,733
Fertitta Entertainment, LLC, Term Loan, 9.103%, (SOFR + 4.00%), 1/27/29		4,160	4,116,413
Four Seasons Hotels Limited, Term Loan, 8.453%, (SOFR + 3.25%), 11/30/29		1,016	1,020,035
GVC Holdings (Gibraltar) Limited, Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	1,804	1,959,149
Hilton Grand Vacations Borrower, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 8/2/28		909	907,297
IRB Holding Corp., Term Loan, 8.203%, (SOFR + 3.00%), 12/15/27		296	294,685
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.79%, (3 mo. USD LIBOR + 8.25%), 6/23/26		539	460,845
Playa Resorts Holding B.V., Term Loan, 9.341%, (SOFR + 4.25%), 1/5/29		1,318	1,317,787
Scientific Games Holdings, L.P., Term Loan, 7.053%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	1,063,011
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.00%), 8/25/28		884	884,250
SMG US Midco 2, Inc., Term Loan, 7.773%, (3 mo. USD LIBOR + 2.50%), 1/23/25		237	236,781
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Stars Group Holdings B.V. (The), Term Loan, 7.754%, (SOFR + 2.25%), 7/21/26		2,235	$ 2,237,458
Wyndham Hotels & Resorts, Inc., Term Loan, 7.453%, (SOFR + 2.25%), 5/24/30		775	776,066
			$ 24,209,477
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28		1,740	$ 1,465,529
Libbey Glass, Inc., Term Loan, 13.779%, (SOFR + 8.50%), 9.029% cash, 4.75% PIK, 11/22/27		9,562	9,019,500
Serta Simmons Bedding, LLC, Term Loan, 12.692%, (SOFR + 7.50%), 6/30/28		3,630	3,665,852
Solis IV B.V., Term Loan, 7.422%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,018,908
			$ 15,169,789
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26		394	$ 387,105
Nobel Bidco B.V., Term Loan, 7.27%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	995,265
			$ 1,382,370
Industrial Conglomerates — 0.1%
Rain Carbon GmbH, Term Loan, 5.969%, (3 mo. EURIBOR + 2.75%), 1/16/25	EUR	1,025	$ 1,108,694
			$ 1,108,694
Insurance — 1.8%
Alliant Holdings Intermediate, LLC, Term Loan, 8.647%, (SOFR + 3.50%), 11/5/27		1,509	$ 1,502,220
AmWINS Group, Inc.:
Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 2/19/28		3,778	3,746,399
Term Loan, 7.952%, (SOFR + 2.75%), 2/19/28		672	670,716
AssuredPartners, Inc., Term Loan, 8.717%, (SOFR + 3.50%), 2/12/27		169	167,777
Financiere CEP S.A.S., Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	750	809,193
HUB International Limited, Term Loan, 9.341%, (SOFR + 4.25%), 6/20/30		5,353	5,368,879
NFP Corp., Term Loan, 8.467%, (SOFR + 3.25%), 2/15/27		3,083	3,024,240
Ryan Specialty Group, LLC, Term Loan, 8.203%, (SOFR + 3.00%), 9/1/27		1,678	1,678,611
USI, Inc.:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,375	1,376,411
Term Loan, 8.992%, (SOFR + 3.75%), 11/22/29		3,064	3,064,071
			$ 21,408,517

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services — 0.3%
Adevinta ASA:
Term Loan, 6.348%, (3 mo. EURIBOR + 2.75%), 6/26/28	EUR	1,411	$ 1,535,955
Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28		221	221,390
Buzz Finco, LLC:
Term Loan, 7.953%, (SOFR + 2.75%), 1/29/27		556	556,313
Term Loan, 8.453%, (SOFR + 3.25%), 1/29/27		60	60,239
Foundational Education Group, Inc., Term Loan, 9.467%, (SOFR + 4.25%), 8/31/28		542	480,803
Getty Images, Inc., Term Loan, 9.838%, (SOFR + 4.50%), 2/19/26(22)		700	701,498
Match Group, Inc., Term Loan, 7.264%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	675,000
			$ 4,231,198
IT Services — 1.8%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26		3,081	$ 2,970,598
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27		1,085	1,033,148
Term Loan, 9.203%, (SOFR + 4.00%), 8/19/28		1,007	954,814
Term Loan - Second Lien, 10.467%, (SOFR + 5.25%), 1/31/28		1,350	1,147,258
Cyxtera DC Holdings, Inc.:
DIP Loan, 13.65%, (SOFR + 8.50%), 12/7/23		248	246,448
Term Loan, 8.068%, (SOFR + 3.00%), 5/1/24		895	453,284
Endure Digital, Inc., Term Loan, 8.792%, (3 mo. USD LIBOR + 3.50%), 2/10/28		2,744	2,546,775
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27		3,072	3,026,024
Indy US Bidco, LLC, Term Loan, 7.168%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	733	711,551
Informatica, LLC, Term Loan, 8.00%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,642	2,642,664
NAB Holdings, LLC, Term Loan, 8.392%, (SOFR + 3.00%), 11/23/28		1,108	1,100,507
Rackspace Technology Global, Inc., Term Loan, 7.996%, (SOFR + 2.75%), 2/15/28		1,320	613,296
Sedgwick Claims Management Services, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 2/17/28		1,221	1,214,931
Skopima Merger Sub, Inc., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,474	1,436,116
team.blue Finco S.a.r.l., Term Loan, 6.798%, (3 mo. EURIBOR + 3.20%), 3/30/28	EUR	1,000	1,052,553
			$ 21,149,967
Leisure Products — 0.2%
Accell Group N.V., Term Loan, 8.653%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 494,109
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Amer Sports Oyj, Term Loan, 7.648%, (6 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,550	$ 1,663,272
Fender Musical Instruments Corporation, Term Loan, 9.191%, (SOFR + 4.00%), 12/1/28		320	306,812
			$ 2,464,193
Life Sciences Tools & Services — 0.5%
Avantor Funding, Inc., Term Loan, 5.918%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	980	$ 1,067,719
Catalent Pharma Solutions, Inc., Term Loan, 7.188%, (1 mo. USD LIBOR + 2.00%), 2/22/28		816	801,369
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26		244	211,018
IQVIA, Inc., Term Loan, 7.288%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,363	1,364,341
LGC Group Holdings, Ltd., Term Loan, 6.168%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	1,000	1,039,641
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.202%, (1 mo. USD LIBOR + 3.00%), 4/21/27		340	329,878
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27		1,345	1,329,437
			$ 6,143,403
Machinery — 2.5%
AI Alpine AT Bidco GmbH, Term Loan, 6.339%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	$ 806,636
Albion Financing 3 S.a.r.l.:
Term Loan, 10.523%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,527	1,500,032
Term Loan, 10.651%, (SOFR + 5.50%), 8/17/26		299	298,502
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (SOFR + 3.50%), 10/8/27		1,061	1,059,306
American Trailer World Corp., Term Loan, 8.953%, (SOFR + 3.75%), 3/3/28		612	554,586
Apex Tool Group, LLC, Term Loan, 10.441%, (SOFR + 5.25%), 2/8/29		3,329	3,100,166
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28		1,523	1,440,069
CPM Holdings, Inc., Term Loan, 8.67%, (1 mo. USD LIBOR + 3.50%), 11/17/25		310	310,373
Delachaux Group S.A., Term Loan, 9.773%, (3 mo. USD LIBOR + 4.50%), 4/16/26		392	385,997
EMRLD Borrower L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30		1,075	1,076,344
Engineered Machinery Holdings, Inc.:
Term Loan, 7.348%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	983	1,059,373
Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28		2,331	2,291,683
Filtration Group Corporation:
Term Loan, 7.85%, (3 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,343	1,451,215
Term Loan, 8.717%, (SOFR + 3.50%), 10/21/28		737	735,217

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Gates Global, LLC, Term Loan, 7.703%, (SOFR + 2.50%), 3/31/27		3,919	$ 3,903,902
Icebox Holdco III, Inc., Term Loan, 9.253%, (SOFR + 3.75%), 12/22/28		840	817,211
Roper Industrial Products Investment Company, LLC:
Term Loan, 8.598%, (3 mo. EURIBOR + 5.25%), 11/22/29	EUR	499	535,619
Term Loan, 9.742%, (SOFR + 4.50%), 11/22/29		599	596,817
SPX Flow, Inc., Term Loan, 9.703%, (SOFR + 4.50%), 4/5/29		1,176	1,159,741
Titan Acquisition Limited, Term Loan, 8.731%, (6 mo. USD LIBOR + 3.00%), 3/28/25		3,008	2,940,618
TK Elevator Topco GmbH, Term Loan, 6.567%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,000	1,067,557
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,192	1,184,903
Zephyr German BidCo GmbH, Term Loan, 6.895%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	1,500	1,538,183
			$ 29,814,050
Media — 1.2%
Axel Springer SE, Term Loan, 8.322%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	$ 1,090,309
Gray Television, Inc.:
Term Loan, 7.775%, (SOFR + 2.50%), 1/2/26		637	627,275
Term Loan, 8.275%, (SOFR + 3.00%), 12/1/28		936	917,503
Hubbard Radio, LLC, Term Loan, 9.45%, (1 mo. USD LIBOR + 4.25%), 3/28/25		626	559,646
iHeartCommunications, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 5/1/26		444	385,887
Magnite, Inc., Term Loan, 10.283%, (USD LIBOR + 5.00%), 4/28/28(22)		637	636,204
MJH Healthcare Holdings, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 1/28/29		272	269,017
Nexstar Broadcasting, Inc., Term Loan, 7.717%, (SOFR + 2.50%), 9/18/26		267	267,333
Recorded Books, Inc., Term Loan, 9.084%, (SOFR + 4.00%), 8/29/25		1,660	1,662,133
Sinclair Television Group, Inc.:
Term Loan, 7.717%, (SOFR + 2.50%), 9/30/26		626	559,152
Term Loan, 8.20%, (1 mo. USD LIBOR + 3.00%), 4/1/28		404	328,045
Univision Communications, Inc., Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 3/15/26		6,786	6,738,040
			$ 14,040,544
Metals/Mining — 0.3%
American Consolidated Natural Resources, Inc., Term Loan, 21.268%, (3 mo. USD LIBOR + 16.00%), 18.268% cash, 3.00% PIK, 9/16/25		45	$ 45,325
Dynacast International, LLC:
Term Loan, 9.825%, (SOFR + 4.50%), 7/22/25		1,045	977,088
Term Loan, 14.325%, (SOFR + 9.00%), 10/22/25		403	302,519
Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 9.304%, (SOFR + 4.25%), 4/23/29		997	$ 882,064
WireCo WorldGroup, Inc., Term Loan, 9.50%, (1 mo. USD LIBOR + 4.25%), 11/13/28		466	465,098
Zekelman Industries, Inc., Term Loan, 7.197%, (1 mo. USD LIBOR + 2.00%), 1/24/27		1,101	1,094,911
			$ 3,767,005
Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners, L.P., Term Loan, 7.453%, (1 mo. USD LIBOR + 2.25%), 11/1/26		2,685	$ 2,671,721
Freeport LNG Investments, LLP, Term Loan, 8.75%, (3 mo. USD LIBOR + 3.50%), 12/21/28		662	650,145
Matador Bidco S.a.r.l., Term Loan, 9.703%, (SOFR + 4.50%), 10/15/26		1,529	1,526,050
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.539%, (SOFR + 3.25%), 10/5/28		1,029	1,029,151
Oxbow Carbon, LLC, Term Loan, 9.272%, (SOFR + 4.00%), 5/10/30(22)		525	517,125
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.217%, (1 mo. USD LIBOR + 8.00%), 8/27/26		782	780,833
UGI Energy Services, LLC, Term Loan, 8.453%, (SOFR + 3.25%), 2/22/30		1,480	1,471,217
			$ 8,646,242
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 8/18/25		960	$ 935,156
Rainbow Finco S.a.r.l., Term Loan, 6.947%, (6 mo. EURIBOR + 3.75%), 2/23/29	EUR	1,000	1,053,690
Sunshine Luxembourg VII S.a.r.l., Term Loan, 9.092%, (SOFR + 3.75%), 10/1/26		196	194,740
			$ 2,183,586
Pharmaceuticals — 1.4%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$ 1,050,621
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 6.668%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	1,000	1,085,062
Akorn, Inc., Term Loan, 0.00%, 10/1/25(19)		180	188,894
Amneal Pharmaceuticals, LLC, Term Loan, 8.717%, (SOFR + 3.50%), 5/4/25		1,777	1,716,023
Bausch Health Companies, Inc., Term Loan, 10.441%, (SOFR + 5.25%), 2/1/27		2,978	2,254,871
Horizon Therapeutics USA, Inc.:
Term Loan, 6.954%, (SOFR + 1.75%), 3/15/28		1,906	1,903,477
Term Loan, 7.089%, (SOFR + 2.00%), 5/22/26		654	653,925
Jazz Financing Lux S.a.r.l., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 5/5/28		1,435	1,435,354
Mallinckrodt International Finance S.A.:
Term Loan, 10.396%, (1 mo. USD LIBOR + 5.25%), 9/30/27		3,297	2,495,616

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A.: (continued)
Term Loan, 10.646%, (1 mo. USD LIBOR + 5.50%), 9/30/27		1,890	$ 1,429,581
PharmaZell GmbH, Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,000	1,045,051
Recipharm AB, Term Loan, 6.558%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,000	1,050,735
			$ 16,309,210
Professional Services — 1.6%
AlixPartners, LLP:
Term Loan, 6.598%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	978	$ 1,047,315
Term Loan, 7.717%, (SOFR + 2.50%), 2/4/28		1,393	1,390,699
APFS Staffing Holdings, Inc., Term Loan, 9.103%, (SOFR + 4.00%), 12/29/28		272	266,131
Apleona Holding GmbH, Term Loan, 6.242%, (3 mo. EURIBOR + 3.00%), 4/28/28	EUR	1,000	1,061,874
Camelot U.S. Acquisition, LLC:
Term Loan, 8.217%, (SOFR + 3.00%), 10/30/26		1,510	1,508,789
Term Loan, 8.217%, (SOFR + 3.00%), 10/30/26		886	885,717
CoreLogic, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 3.50%), 6/2/28		3,871	3,505,071
Corporation Service Company, Term Loan, 8.453%, (SOFR + 3.25%), 11/2/29		334	335,253
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27		2,064	2,005,150
Employbridge Holding Company, Term Loan, 9.928%, (3 mo. USD LIBOR + 4.75%), 7/19/28		2,332	1,886,958
First Advantage Holdings, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 1/31/27		606	605,761
Neptune Bidco US, Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29		1,900	1,678,730
Rockwood Service Corporation, Term Loan, 9.217%, (SOFR + 4.00%), 1/23/27		594	595,887
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 5.107%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	826	898,522
Trans Union, LLC, Term Loan, 7.467%, (SOFR + 2.25%), 12/1/28		1,523	1,521,552
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29(22)		271	247,935
			$ 19,441,344
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.967%, (SOFR + 2.75%), 8/21/25		2,382	$ 2,361,138
Term Loan, 8.453%, (SOFR + 3.25%), 1/31/30		3,005	2,918,145
			$ 5,279,283
Road & Rail — 0.6%
Grab Holdings, Inc., Term Loan, 9.70%, (1 mo. USD LIBOR + 4.50%), 1/29/26		956	$ 957,218
Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corporation (The):
Term Loan, 8.467%, (1 mo. USD LIBOR + 3.25%), 6/30/28		1,031	$ 1,031,646
Term Loan, 8.467%, (SOFR + 3.25%), 6/30/28		198	198,394
Kenan Advantage Group, Inc., Term Loan, 9.477%, (SOFR + 3.75%), 3/24/26		2,194	2,188,608
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30		2,402	2,405,339
			$ 6,781,205
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(22)		1,262	$ 1,246,998
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 10/31/27		340	182,018
MACOM Technology Solutions Holdings, Inc., Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	263,932
MaxLinear, Inc., Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 6/23/28		286	283,572
MKS Instruments, Inc., Term Loan, 6.413%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	993	1,078,955
Synaptics Incorporated, Term Loan, 7.742%, (SOFR + 2.25%), 12/2/28		393	389,725
Ultra Clean Holdings, Inc., Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 8/27/25		575	575,357
			$ 4,020,557
Software — 6.8%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26		5,130	$ 5,143,016
AppLovin Corporation, Term Loan, 8.453%, (SOFR + 3.35%), 8/15/25		1,583	1,584,444
Aptean, Inc.:
Term Loan, 9.453%, (SOFR + 4.25%), 4/23/26		818	804,484
Term Loan - Second Lien, 12.203%, (SOFR + 7.00%), 4/23/27		1,450	1,353,937
Astra Acquisition Corp.:
Term Loan, 10.443%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,069	749,157
Term Loan - Second Lien, 14.092%, (SOFR + 8.88%), 10/25/29		1,650	901,784
Banff Merger Sub, Inc.:
Term Loan, 7.418%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	484	524,794
Term Loan, 8.967%, (SOFR + 3.75%), 10/2/25		2,689	2,670,736
Term Loan - Second Lien, 10.717%, (SOFR + 5.50%), 2/27/26		900	879,750
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29		2,264	2,259,766
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25		860	806,318

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ceridian HCM Holding, Inc., Term Loan, 7.976%, (3 mo. USD LIBOR + 2.50%), 4/30/25		1,476	$ 1,477,482
Cloud Software Group, Inc., Term Loan, 3/30/29(21)		1,496	1,403,201
Cloudera, Inc.:
Term Loan, 8.953%, (SOFR + 3.75%), 10/8/28		2,765	2,706,244
Term Loan - Second Lien, 11.202%, (SOFR + 6.00%), 10/8/29		775	705,250
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,722	1,647,415
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28		1,333	1,238,140
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27		1,372	1,329,125
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28		1,950	1,772,062
ECI Macola Max Holding, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27		1,269	1,260,937
Epicor Software Corporation, Term Loan, 8.467%, (SOFR + 3.25%), 7/30/27		772	763,933
Finastra USA, Inc., Term Loan, 9.205%, (USD LIBOR + 3.50%), 6/13/24(22)		2,942	2,833,158
Fiserv Investment Solutions, Inc., Term Loan, 9.129%, (SOFR + 4.00%), 2/18/27		509	496,519
GoTo Group, Inc., Term Loan, 9.943%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,779	1,118,040
Greeneden U.S. Holdings II, LLC:
Term Loan, 7.492%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	733	797,993
Term Loan, 9.193%, (SOFR + 4.00%), 12/1/27		806	805,329
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24		7,549	7,488,155
IGT Holding IV AB, Term Loan, 6.748%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	1,000	1,064,375
Ivanti Software, Inc., Term Loan, 9.42%, (1 mo. USD LIBOR + 4.25%), 12/1/27		1,449	1,230,943
Magenta Buyer, LLC:
Term Loan, 10.03%, (3 mo. USD LIBOR + 4.75%), 7/27/28		3,742	2,827,949
Term Loan - Second Lien, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29		1,050	693,000
Marcel LUX IV S.a.r.l.:
Term Loan, 6.552%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,621,968
Term Loan, 9.186%, (SOFR + 4.00%), 12/31/27		95	94,787
McAfee, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 3/1/29	EUR	990	1,030,550
Term Loan, 9.01%, (SOFR + 3.75%), 3/1/29		2,772	2,655,180
Mediaocean, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/15/28		617	586,585
Open Text Corporation, Term Loan, 8.703%, (SOFR + 3.50%), 1/31/30		1,368	1,372,522
Panther Commercial Holdings, L.P., Term Loan, 9.443%, (1 mo. USD LIBOR + 4.25%), 1/7/28		883	866,186
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Polaris Newco, LLC:
Term Loan, 7.242%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	983	$ 944,122
Term Loan, 9.538%, (3 mo. USD LIBOR + 4.00%), 6/2/28		2,801	2,580,579
Proofpoint, Inc., Term Loan, 8.467%, (SOFR + 3.25%), 8/31/28		2,463	2,412,908
Quartz Acquireco, LLC, Term Loan, 6/28/30(21)		750	750,938
Quest Software US Holdings, Inc., Term Loan, 2/1/29(21)		1,000	781,750
RealPage, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 4/24/28		2,825	2,765,169
SolarWinds Holdings, Inc., Term Loan, 8.853%, (SOFR + 3.75%), 2/5/27		1,696	1,698,188
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27		390	386,542
Turing Midco, LLC, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 3/24/28		167	166,450
Ultimate Software Group, Inc. (The):
Term Loan, 8.271%, (SOFR + 3.25%), 5/4/26		3,852	3,785,408
Term Loan, 8.895%, (SOFR + 3.75%), 5/4/26		1,660	1,639,935
Veritas US, Inc.:
Term Loan, 8.348%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	973	875,209
Term Loan, 10.193%, (1 mo. USD LIBOR + 5.00%), 9/1/25		2,407	1,974,417
Vision Solutions, Inc., Term Loan, 9.505%, (3 mo. USD LIBOR + 4.25%), 4/24/28		419	398,150
VS Buyer, LLC, Term Loan, 8.524%, (SOFR + 3.25%), 2/28/27		1,064	1,054,051
			$ 81,779,030
Specialty Retail — 1.2%
Belron Finance US, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28		831	$ 830,771
Belron Luxembourg S.a.r.l., Term Loan, 5.705%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	500	545,795
Boels Topholding B.V., Term Loan, 6.57%, (EURIBOR + 3.25%), 2/6/27(22)	EUR	1,000	1,082,790
David's Bridal, Inc.:
Term Loan, 0.00%, 6/23/24(11)(19)		581	0
Term Loan, 0.00%, 12/31/24(11)(19)		704	0
Etraveli Holding AB, Term Loan, 7.598%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	937	1,013,873
Great Outdoors Group, LLC, Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,389	2,374,140
Harbor Freight Tools USA, Inc., Term Loan, 7.967%, (SOFR + 2.75%), 10/19/27		1,864	1,841,590
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29		986	980,689
Les Schwab Tire Centers, Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 11/2/27		2,880	2,868,433
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,184	1,162,617

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
PetSmart, Inc., Term Loan, 8.953%, (SOFR + 3.75%), 2/11/28		1,302	$ 1,302,897
Speedster Bidco GmbH, Term Loan, 6.29%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	1,000	1,048,234
			$ 15,051,829
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26		909	$ 903,942
			$ 903,942
Trading Companies & Distributors — 1.4%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.203%, (SOFR + 2.00%), 1/15/27		2,358	$ 2,354,335
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24		1,789	1,715,002
Hillman Group, Inc. (The):
Term Loan, 3.161%, (1 mo. USD LIBOR + 2.75%), 7/14/28(23)		72	71,424
Term Loan, 7.967%, (1 mo. USD LIBOR + 2.75%), 7/14/28		294	293,386
Patagonia Bidco Limited, Term Loan, 9.427%, (SONIA + 5.25%), 11/1/28	GBP	1,000	1,053,042
PEARLS (Netherlands) Bidco B.V., Term Loan, 6.742%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	1,000	1,050,008
Quimper AB, Term Loan, 5.977%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	1,875	1,975,029
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28		3,812	3,253,755
SRS Distribution, Inc.:
Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 6/2/28		983	963,464
Term Loan, 8.703%, (SOFR + 3.50%), 6/2/28		370	363,061
White Cap Buyer, LLC, Term Loan, 8.853%, (SOFR + 3.75%), 10/19/27		2,048	2,033,962
Windsor Holdings III, LLC:
Term Loan, 6/21/30(21)		1,025	1,010,266
Term Loan, 6/21/30(21)	EUR	500	535,540
			$ 16,672,274
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC:
Term Loan, 7.702%, (SOFR + 2.50%), 6/7/28		220	$ 217,273
Term Loan, 8.852%, (SOFR + 3.75%), 7/2/29(22)		248	247,381
KKR Apple Bidco, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 9/23/28		172	171,205
			$ 635,859
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.4%
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24	4,787	$ 4,412,201
		$ 4,412,201
Total Senior Floating-Rate Loans (identified cost $601,632,451)		$ 567,875,582

Sovereign Government Bonds — 4.0%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.1%
Albania Government International Bond:
3.50%, 10/9/25(14)	EUR	101	$ 105,764
5.90%, 6/9/28(14)	EUR	978	1,046,250
			$ 1,152,014
Angola — 0.0%(10)
Angolan Government International Bond, 8.75%, 4/14/32(14)		528	$ 445,672
			$ 445,672
Argentina — 0.1%
Argentina Bonar Bonds, 0.50%, 7/9/30		1,600	$ 450,111
Province of Salta Argentina, 8.50%, 12/1/27(14)		77	59,251
Provincia de Cordoba, 6.875%, 12/10/25(14)		266	201,119
Republic of Argentina:
1.00%, 7/9/29		810	264,206
3.875% to 7/31/23, 1/9/38(3)		2,024	718,411
			$ 1,693,098
Armenia — 0.0%(10)
Republic of Armenia, 3.95%, 9/26/29(14)		200	$ 166,423
			$ 166,423
Azerbaijan — 0.0%(10)
Republic of Azerbaijan, 3.50%, 9/1/32(14)		389	$ 333,617
			$ 333,617
Bahrain — 0.1%
Kingdom of Bahrain:
5.625%, 5/18/34(14)		200	$ 174,693
6.75%, 9/20/29(14)		300	298,594
7.375%, 5/14/30(14)		590	604,477
			$ 1,077,764

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Barbados — 0.1%
Government of Barbados, 6.50%, 10/1/29(1)		949	$ 895,666
			$ 895,666
Benin — 0.1%
Benin Government International Bond:
4.875%, 1/19/32(14)	EUR	300	$ 249,301
6.875%, 1/19/52(14)	EUR	1,022	792,210
			$ 1,041,511
Brazil — 0.2%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$ 329,535
4.625%, 1/13/28		1,100	1,069,190
5.00%, 1/27/45		600	469,158
			$ 1,867,883
Chile — 0.1%
Chile Government International Bond:
2.45%, 1/31/31		465	$ 401,878
3.24%, 2/6/28		260	244,654
3.50%, 1/25/50		845	636,860
			$ 1,283,392
Croatia — 0.0%(10)
Croatia Government International Bond, 1.75%, 3/4/41(14)	EUR	212	$ 163,207
			$ 163,207
Dominican Republic — 0.1%
Dominican Republic:
4.50%, 1/30/30(14)		430	$ 377,927
6.40%, 6/5/49(14)		150	128,180
6.85%, 1/27/45(14)		300	273,059
7.45%, 4/30/44(14)		300	294,743
			$ 1,073,909
Ecuador — 0.1%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(3)(14)		2,958	$ 650,253
			$ 650,253
Egypt — 0.1%
Arab Republic of Egypt:
5.80%, 9/30/27(14)		427	$ 285,039
8.70%, 3/1/49(14)		452	244,943
8.875%, 5/29/50(14)		355	192,293
			$ 722,275
El Salvador — 0.0%(10)
Republic of El Salvador:
5.875%, 1/30/25(14)		120	$ 106,731
Security	Principal Amount* (000's omitted)	Value
El Salvador (continued)
Republic of El Salvador: (continued)
6.375%, 1/18/27(14)	412	$ 289,415
7.125%, 1/20/50(14)	150	83,847
		$ 479,993
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(14)	970	$ 672,830
		$ 672,830
Gabon — 0.0%(10)
Gabon Government International Bond, 6.625%, 2/6/31(14)	200	$ 159,572
		$ 159,572
Ghana — 0.0%(10)
Ghana Government International Bond:
7.75%, 4/7/29(14)	200	$ 86,110
8.125%, 3/26/32(14)	200	86,414
8.627%, 6/16/49(14)	740	306,797
8.75%, 3/11/61(14)	221	92,194
		$ 571,515
Guatemala — 0.0%(10)
Guatemala Government International Bond, 5.375%, 4/24/32(14)	338	$ 321,738
		$ 321,738
Honduras — 0.0%(10)
Honduras Government International Bond:
5.625%, 6/24/30(14)	293	$ 237,753
6.25%, 1/19/27(14)	407	371,528
		$ 609,281
Hungary — 0.1%
Hungary Government International Bond:
2.125%, 9/22/31(14)	815	$ 631,938
6.25%, 9/22/32(1)	400	410,820
		$ 1,042,758
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)	600	$ 483,696
5.50%, 1/18/33(1)	230	229,270
		$ 712,966
Indonesia — 0.2%
Indonesia Government International Bond:
3.55%, 3/31/32	1,613	$ 1,463,526

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Indonesia (continued)
Indonesia Government International Bond: (continued)
4.65%, 9/20/32		455	$ 446,518
			$ 1,910,044
Iraq — 0.1%
Republic of Iraq, 5.80%, 1/15/28(14)		1,152	$ 1,062,062
			$ 1,062,062
Ivory Coast — 0.0%(10)
Ivory Coast Government International Bond:
5.25%, 3/22/30(14)	EUR	257	$ 237,798
6.625%, 3/22/48(14)	EUR	100	77,658
6.875%, 10/17/40(14)	EUR	102	84,773
			$ 400,229
Jordan — 0.1%
Kingdom of Jordan:
5.85%, 7/7/30(14)		300	$ 275,613
7.375%, 10/10/47(14)		438	378,704
			$ 654,317
Kazakhstan — 0.0%(10)
Kazakhstan Government International Bond, 6.50%, 7/21/45(14)		500	$ 529,099
			$ 529,099
Kenya — 0.0%(10)
Republic of Kenya, 7.25%, 2/28/28(14)		480	$ 417,604
			$ 417,604
Kuwait — 0.0%(10)
Kuwait International Government Bond, 3.50%, 3/20/27(14)		247	$ 239,048
			$ 239,048
Lebanon — 0.0%(10)
Lebanese Republic:
5.80%, 4/14/20(14)(19)		57	$ 3,836
6.00%, 1/27/23(14)(19)		253	17,232
6.10%, 10/4/22(14)(19)		972	66,417
6.15%, 6/19/20(19)		75	5,048
6.20%, 2/26/25(14)(19)		80	5,415
6.25%, 5/27/22(19)		130	8,725
6.25%, 11/4/24(14)(19)		16	1,082
6.25%, 6/12/25(14)(19)		287	19,129
6.375%, 3/9/20(19)		1,110	76,044
6.40%, 5/26/23(19)		13	877
6.65%, 4/22/24(14)(19)		567	39,123
6.65%, 11/3/28(14)(19)		207	14,093
6.75%, 11/29/27(14)(19)		4	275
Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanese Republic: (continued)
6.85%, 5/25/29(19)		5	$ 335
7.00%, 3/20/28(14)(19)		506	34,094
7.05%, 11/2/35(14)(19)		86	5,771
7.15%, 11/20/31(14)(19)		451	30,668
8.20%, 5/17/33(19)		156	10,436
8.25%, 4/12/21(14)(19)		402	27,057
8.25%, 5/17/34(19)		129	8,689
			$ 374,346
Mexico — 0.0%(10)
Mexico Government International Bond, 5.00%, 4/27/51		370	$ 321,728
			$ 321,728
Morocco — 0.0%(10)
Morocco Government International Bond, 3.00%, 12/15/32(14)		365	$ 289,491
			$ 289,491
Mozambique — 0.0%(10)
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(3)(14)		207	$ 157,806
			$ 157,806
Nigeria — 0.1%
Nigeria Government International Bond, 7.375%, 9/28/33(14)		930	$ 734,616
			$ 734,616
North Macedonia — 0.2%
North Macedonia Government International Bond:
1.625%, 3/10/28(14)	EUR	905	$ 802,272
3.675%, 6/3/26(14)	EUR	136	139,131
6.96%, 3/13/27(14)	EUR	884	986,962
			$ 1,928,365
Oman — 0.1%
Oman Government International Bond:
6.25%, 1/25/31(14)		483	$ 491,027
6.75%, 1/17/48(14)		230	221,550
7.375%, 10/28/32(14)		457	503,093
			$ 1,215,670
Pakistan — 0.0%(10)
Islamic Republic of Pakistan:
8.25%, 4/15/24(14)		228	$ 165,300
8.875%, 4/8/51(14)		222	99,236
			$ 264,536

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		1,100	$ 1,180,581
			$ 1,180,581
Paraguay — 0.1%
Republic of Paraguay:
4.95%, 4/28/31(14)		577	$ 555,716
5.40%, 3/30/50(14)		209	179,065
			$ 734,781
Peru — 0.1%
Peruvian Government International Bond:
2.783%, 1/23/31		926	$ 793,916
3.30%, 3/11/41		447	345,714
			$ 1,139,630
Romania — 0.2%
Romania Government International Bond:
1.75%, 7/13/30(14)	EUR	649	$ 541,421
2.00%, 1/28/32(14)	EUR	15	12,058
2.00%, 4/14/33(14)	EUR	8	6,182
2.124%, 7/16/31(14)	EUR	25	20,744
3.375%, 1/28/50(14)	EUR	518	355,288
3.624%, 5/26/30(14)	EUR	8	7,671
3.75%, 2/7/34(14)	EUR	49	43,334
4.625%, 4/3/49(14)	EUR	1,115	942,435
5.00%, 9/27/26(14)	EUR	238	261,207
6.625%, 9/27/29(14)	EUR	650	737,425
			$ 2,927,765
Serbia — 0.1%
Serbia Government International Bond, 2.125%, 12/1/30(14)		1,536	$ 1,184,152
			$ 1,184,152
Sri Lanka — 0.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(14)(19)		858	$ 391,383
6.20%, 5/11/27(14)(19)		800	368,326
6.35%, 6/28/24(14)(19)		760	350,037
6.75%, 4/18/28(14)(19)		400	184,204
6.825%, 7/18/26(14)(19)		200	94,747
6.85%, 3/14/24(14)(19)		681	313,641
6.85%, 11/3/25(14)(19)		400	190,610
7.55%, 3/28/30(14)(19)		400	184,159
7.85%, 3/14/29(14)(19)		764	351,742
			$ 2,428,849
Security	Principal Amount* (000's omitted)	Value
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(14)(19)	5,751	$ 4,888,350
		$ 4,888,350
Turkey — 0.2%
Republic of Turkey:
5.75%, 5/11/47	350	$ 240,044
6.125%, 10/24/28	1,112	996,268
9.375%, 1/19/33	710	713,517
		$ 1,949,829
Ukraine — 0.0%(10)
Ukraine Government International Bond:
0.00%, GDP-Linked, 8/1/41(12)(14)(24)	877	$ 346,547
7.75%, 9/1/24(14)	352	91,520
7.75%, 9/1/25(14)	176	44,273
7.75%, 9/1/28(14)	176	42,635
		$ 524,975
United Arab Emirates — 0.2%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)	2,625	$ 1,803,493
6.50%, 11/23/32(1)	660	682,463
		$ 2,485,956
Uzbekistan — 0.1%
Republic of Uzbekistan:
3.90%, 10/19/31(14)	564	$ 454,725
4.75%, 2/20/24(14)	355	351,982
5.375%, 2/20/29(14)	300	275,205
		$ 1,081,912
Zambia — 0.1%
Zambia Government International Bond:
5.375%, 9/20/22(14)(19)	388	$ 204,670
8.50%, 4/14/24(14)(19)	200	116,714
8.97%, 7/30/27(14)(19)	517	298,857
		$ 620,241
Total Sovereign Government Bonds (identified cost $54,816,408)		$ 48,783,319

Sovereign Loans — 0.5%
Borrower/Description	Principal Amount (000's omitted)	Value
Kenya — 0.1%
Government of Kenya, Term Loan, 11.979%, (3 mo. USD LIBOR + 6.45%), 6/29/25(2)	$1,248	$ 1,271,103
		$ 1,271,103

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 11.511%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(25)	$502	$ 503,026
		$ 503,026
Tanzania — 0.3%
Government of the United Republic of Tanzania, Term Loan, 11.672%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$4,151	$ 4,093,451
		$ 4,093,451
Total Sovereign Loans (identified cost $5,898,983)		$ 5,867,580

U.S. Government Agency Mortgage-Backed Securities — 27.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2052	$51,834	$ 50,884,444
5.50%, 5/1/32	240	241,501
6.50%, with various maturities to 2036	1,476	1,513,042
7.00%, with various maturities to 2036	1,213	1,252,170
7.50%, with various maturities to 2035	627	643,645
8.00%, with various maturities to 2030	81	82,917
9.00%, with various maturities to 2031	13	13,980
Federal National Mortgage Association:
4.063%, (COF + 1.31%), 10/1/36(26)	385	375,224
4.186%, (6 mo. USD LIBOR + 1.54%), 9/1/37(26)	483	486,447
4.50%, 7/1/42	2,643	2,598,256
4.561%, (1 yr. CMT + 2.27%), 8/1/36(26)	2,470	2,518,858
5.00%, with various maturities to 2052	4,687	4,653,100
5.50%, 30-Year, TBA(27)	4,650	4,629,108
5.50%, with various maturities to 2033	320	323,545
6.00%, with various maturities to 2029	121	121,076
6.334%, (COF + 2.00%), 7/1/32(26)	474	491,514
6.50%, with various maturities to 2036	6,156	6,303,620
7.00%, with various maturities to 2037	1,331	1,372,080
7.50%, with various maturities to 2035	664	693,227
8.00%, with various maturities to 2027	31	31,414
8.034%, 9/15/27(8)	29	29,613
8.168%, 9/20/28(8)	7	7,131
8.208%, 10/15/29(8)	8	7,931
8.285%, 6/15/27(8)	13	12,989
8.50%, with various maturities to 2037	152	157,544
9.00%, with various maturities to 2032	131	134,138
9.50%, with various maturities to 2030	26	26,880
Government National Mortgage Association:
4.00%, 9/20/49	220	210,354
4.50%, with various maturities to 2052	2,483	2,406,750
5.00%, 6/20/52	14,624	14,399,809
5.50%, 30-Year, TBA(27)	93,900	93,516,203
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, 30-Year, TBA(27)	$104,000	$ 104,709,353
6.00%, 5/15/24	16	15,563
6.50%, 30-Year, TBA(27)	31,538	32,105,585
6.50%, 8/15/24	74	73,571
7.00%, 4/20/26	44	45,085
7.50%, with various maturities to 2032	632	646,051
8.00%, with various maturities to 2034	739	757,991
9.00%, 12/15/25	49	49,212
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $334,355,383)		$ 328,540,921

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(12)(13)	78,565	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(11)(12)(13)	7,886	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%(10)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(11)(13)	2,257,600	$ 0
		$ 0
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(11)(12)	400,000	$ 0
Alpha Holding S.A., Escrow Certificates(11)(12)	1,530,000	0
		$ 0
Surface Transport — 0.0%(10)
Hertz Corp., Escrow Certificates(12)	$364,000	$ 32,760
		$ 32,760
Total Miscellaneous (identified cost $0)		$ 32,760

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(28)	23,831,117	$ 23,831,117
Total Affiliated Fund (identified cost $23,831,117)		$ 23,831,117

U.S. Treasury Obligations — 0.0%(10)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 10/12/23(29)	$500	$ 492,732
Total U.S. Treasury Obligations (identified cost $492,604)		$ 492,732
Total Short-Term Investments (identified cost $24,323,721)		$ 24,323,849
Total Investments — 162.0% (identified cost $2,133,097,215)		$1,956,112,719
Less Unfunded Loan Commitments — (0.0)%(10)		$ (76,356)
Net Investments — 162.0% (identified cost $2,133,020,859)		$1,956,036,363
Other Assets, Less Liabilities — (44.1)%		$ (532,680,638)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.9)%		$ (216,148,006)
Net Assets Applicable to Common Shares — 100.0%		$1,207,207,719
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $639,374,801 or 53.0% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(4)	Principal amount is less than $500.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Amount is less than 0.05% or (0.05)%, as applicable.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(12)	Non-income producing security.
(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $75,198,909 or 6.2% of the Fund's net assets applicable to common shares.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(18)	When-issued security. For a variable rate security interest rate will be determined after June 30, 2023.
(19)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	This Senior Loan will settle after June 30, 2023, at which time the interest rate will be determined.

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

(22)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(23)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2023, the total value of unfunded loan commitments is $75,145.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2023.
(27)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(29)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,142,236	USD	1,252,196	9/20/23	$(1,021)
USD	3,797,492	EUR	3,464,022	9/20/23	3,096
USD	1,886,318	EUR	1,720,675	9/20/23	1,538
USD	1,659,441	EUR	1,513,721	9/20/23	1,353
USD	686,235	EUR	625,975	9/20/23	559
USD	163,076	EUR	150,154	9/20/23	(1,399)
USD	163,311	EUR	151,533	9/20/23	(2,675)
					$1,451
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	45,035,720	EUR	42,161,465	Standard Chartered Bank	7/5/23	$ —	$ (970,885)
EUR	126,497	USD	136,746	Bank of America, N.A.	7/7/23	1,301	—
EUR	14,820	USD	16,266	Citibank, N.A.	7/7/23	—	(93)
EUR	63,762	USD	68,839	HSBC Bank USA, N.A.	7/7/23	745	—
USD	169,003	EUR	154,089	HSBC Bank USA, N.A.	7/7/23	845	—
USD	90,572	EUR	83,771	HSBC Bank USA, N.A.	7/7/23	—	(848)
USD	1,038,475	EUR	968,758	HSBC Bank USA, N.A.	7/7/23	—	(18,734)
EUR	4,000,000	USD	4,322,464	HSBC Bank USA, N.A.	7/28/23	47,235	—
EUR	217,443	USD	241,536	Goldman Sachs International	7/31/23	—	(3,961)
EUR	368,192	USD	408,023	HSBC Bank USA, N.A.	7/31/23	—	(5,741)
EUR	3,000,000	USD	3,243,570	Standard Chartered Bank	7/31/23	34,191	—
EUR	458,218	USD	494,591	Standard Chartered Bank	7/31/23	6,052	—
EUR	159,975	USD	173,042	State Street Bank and Trust Company	7/31/23	1,745	—
GBP	28,018	USD	34,757	Goldman Sachs International	7/31/23	833	—

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	87,569	USD	108,943	State Street Bank and Trust Company	7/31/23	$ 2,290	$ —
USD	9,564	CAD	12,900	State Street Bank and Trust Company	7/31/23	—	(177)
USD	472,756	CAD	642,697	The Royal Bank of Scotland PLC	7/31/23	—	(12,573)
USD	351,998	EUR	326,248	Goldman Sachs International	7/31/23	—	(4,456)
USD	17,326,482	EUR	15,604,530	HSBC Bank USA, N.A.	7/31/23	277,176	—
USD	15,602,158	EUR	14,048,267	HSBC Bank USA, N.A.	7/31/23	253,205	—
USD	645,457	EUR	581,310	HSBC Bank USA, N.A.	7/31/23	10,325	—
USD	581,221	EUR	523,335	HSBC Bank USA, N.A.	7/31/23	9,433	—
USD	158,899	EUR	143,550	HSBC Bank USA, N.A.	7/31/23	2,058	—
USD	15,181	EUR	13,947	Standard Chartered Bank	7/31/23	—	(57)
USD	510,837	EUR	470,595	Standard Chartered Bank	7/31/23	—	(3,329)
USD	3,225,382	EUR	3,000,000	Standard Chartered Bank	7/31/23	—	(52,379)
USD	15,792	EUR	14,396	State Street Bank and Trust Company	7/31/23	63	—
USD	3,545	GBP	2,837	Bank of America, N.A.	7/31/23	—	(58)
USD	56,808	GBP	45,459	Bank of America, N.A.	7/31/23	—	(935)
USD	309,420	GBP	247,732	Citibank, N.A.	7/31/23	—	(5,257)
USD	4,367,417	GBP	3,496,695	Citibank, N.A.	7/31/23	—	(74,206)
USD	111,721	GBP	88,765	HSBC Bank USA, N.A.	7/31/23	—	(1,031)
USD	134,222	GBP	107,202	HSBC Bank USA, N.A.	7/31/23	—	(1,950)
USD	82,324	GBP	64,825	Standard Chartered Bank	7/31/23	—	(19)
USD	1,197	GBP	958	Standard Chartered Bank	7/31/23	—	(20)
USD	3,882	GBP	3,117	State Street Bank and Trust Company	7/31/23	—	(78)
USD	3,873,669	EUR	3,597,776	Bank of America, N.A.	8/31/23	—	(63,267)
USD	4,036,239	EUR	3,750,000	Bank of America, N.A.	8/31/23	—	(67,271)
USD	4,035,768	EUR	3,750,000	Bank of America, N.A.	8/31/23	—	(67,742)
USD	4,037,301	EUR	3,750,000	State Street Bank and Trust Company	8/31/23	—	(66,209)
USD	4,036,036	EUR	3,750,000	State Street Bank and Trust Company	8/31/23	—	(67,474)
USD	4,035,436	EUR	3,750,000	State Street Bank and Trust Company	8/31/23	—	(68,073)
USD	83,415	GBP	67,428	Bank of America, N.A.	8/31/23	—	(2,241)
USD	5,174,945	GBP	4,187,309	State Street Bank and Trust Company	8/31/23	—	(144,256)
EUR	307,323	USD	332,807	Bank of America, N.A.	9/20/23	3,826	—
USD	6,579,416	EUR	6,000,000	Bank of America, N.A.	9/29/23	4,183	—
USD	330,133	EUR	301,110	Standard Chartered Bank	9/29/23	155	—
USD	6,580,419	EUR	6,000,000	State Street Bank and Trust Company	9/29/23	5,186	—
USD	6,945,933	EUR	6,333,973	State Street Bank and Trust Company	9/29/23	4,708	—
USD	6,579,688	EUR	6,000,000	State Street Bank and Trust Company	9/29/23	4,455	—
						$670,010	$(1,703,320)

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	109	Long	9/29/23	$22,164,469	$(194,846)
Euro-Bobl	(23)	Short	9/7/23	(2,904,044)	32,637
Euro-Bund	(9)	Short	9/7/23	(1,313,434)	6,875
Euro-Buxl	(8)	Short	9/7/23	(1,218,653)	(27,069)
U.S. 2-Year Treasury Note	(1)	Short	9/29/23	(203,344)	2,375
U.S. 5-Year Treasury Note	(88)	Short	9/29/23	(9,424,250)	127,582
U.S. 10-Year Treasury Note	(86)	Short	9/20/23	(9,654,844)	125,277
U.S. Long Treasury Bond	(2)	Short	9/20/23	(253,813)	(1,287)
U.S. Ultra 10-Year Treasury Note	(3)	Short	9/20/23	(355,312)	2,733
U.S. Ultra-Long Treasury Bond	(33)	Short	9/20/23	(4,495,219)	(77,451)
					$(3,174)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	$1,384	1.00% (pays quarterly)(1)	6/20/28	$632	$(25,382)	$(24,750)
Total				$632	$(25,382)	$(24,750)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$2,041	1.00% (pays quarterly)(1)	1.65%	12/20/31	$(89,610)	$77,290	$(12,320)
Total		$2,041				$(89,610)	$77,290	$(12,320)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2023, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,041,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $33,984,949, which represents 2.8% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.439%, 6/15/47	$342,690	$ —	$ —	$ —	$(17,955)	$325,067	$4,367	$363,000
Series 2015-C23, Class D, 4.277%, 7/15/50	2,054,435	—	—	—	149,277	2,207,271	32,103	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,540,356	—	—	—	(37,445)	2,508,116	32,035	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,054,795	—	—	—	(23,339)	1,035,134	17,262	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,198,211	—	—	—	113,589	2,320,391	45,758	4,488,667
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	1,743,153	—	—	—	14,700	1,757,853	39,030	1,845,000

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$26,067,123	$157,547,794	$(159,783,800)	$ —	$ —	$23,831,117	$397,163	23,831,117
Total				$ —	$198,827	$33,984,949	$567,718
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 97,521,743	$ —	$ 97,521,743
Closed-End Funds	19,522,125	—	—	19,522,125
Collateralized Mortgage Obligations	—	126,370,498	—	126,370,498
Commercial Mortgage-Backed Securities	—	78,254,219	—	78,254,219
Common Stocks	177,397	5,555,612	255,338	5,988,347
Convertible Bonds	—	1,749,691	—	1,749,691
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	650,326,495	—	650,326,495
Preferred Stocks	—	955,590	0	955,590
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	566,669,552	1,129,674	567,799,226
Sovereign Government Bonds	—	48,783,319	—	48,783,319
Sovereign Loans	—	5,867,580	—	5,867,580
U.S. Government Agency Mortgage-Backed Securities	—	328,540,921	—	328,540,921
Warrants	—	0	0	0
Miscellaneous	—	32,760	0	32,760
Short-Term Investments:
Affiliated Fund	23,831,117	—	—	23,831,117
U.S. Treasury Obligations	—	492,732	—	492,732
Total Investments	$43,530,639	$1,911,120,712	$1,385,012	$1,956,036,363
Forward Foreign Currency Exchange Contracts	$ —	$ 676,556	$ —	$ 676,556
Futures Contracts	297,479	—	—	297,479
Swap Contracts	—	632	—	632
Total	$43,828,118	$1,911,797,900	$1,385,012	$1,957,011,030
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,708,415)	$ —	$ (1,708,415)
Futures Contracts	(300,653)	—	—	(300,653)

Eaton Vance
Limited Duration Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (89,610)	$ —	$ (89,610)
Total	$ (300,653)	$ (1,798,025)	$ —	$ (2,098,678)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.